DEFINED ASSET FUNDSSM
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MUNICIPAL INVESTMENT          This Defined Fund consists of fixed portfolios of
TRUST FUND                    long-term bonds issued by a single state and its
MULTISTATE SERIES 9M          local governments and authorities or by certain
(UNIT INVESTMENT              U.S. territories or possessions. Each Trust is
TRUSTS)                       formed to provide interest income which in the
------------------------------opinion of counsel is, with certain exceptions,
/ / DESIGNED FOR              exempt from Federal income taxes and from certain
      TAX-FREE INCOME         state and local taxes of the State for which the
/ / DEFINED PORTFOLIOS OF     Trust is named but may be subject to other state
      MUNICIPAL BONDS         and local taxes. There is no assurance that this
/ / MONTHLY INCOME            objective will be met because it is subject to the
CALIFORNIA INSURED TRUST      continuing ability of issuers of the bonds to meet
FLORIDA INSURED TRUST         their principal and interest requirements.
NEW JERSEY INSURED TRUST      Furthermore, the market value of the bonds, and
TEXAS INSURED TRUST           therefore the value of the Units, will fluctuate
                              with changes in interest rates and other factors.
                              Each Trust is insured. This insurance guarantees the timely payment of principal and interest on but does not guarantee the market value of the bonds or the value of the Units.
                              Minimum Purchase: One Unit



                               -------------------------------------------------
                               THESE SECURITIES HAVE NOT BEEN APPROVED OR
                               DISAPPROVED BY THE SECURITIES AND EXCHANGE
                               COMMISSION OR ANY STATE SECURITIES COMMISSION NOR
                               HAS THE COMMISSION OR ANY STATE SECURITIES
                               COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
                               OF THIS DOCUMENT. ANY REPRESENTATION TO THE
                               CONTRARY IS A CRIMINAL OFFENSE.
                               -------------------------------------------------
SPONSORS:                      PART A OF THIS PROSPECTUS MAY NOT BE DISTRIBUTED
Merrill Lynch,                 UNLESS ACCOMPANIED BY MUNICIPAL INVESTMENT TRUST
Pierce, Fenner & Smith         FUND PROSPECTUS PART B.
Incorporated                   INVESTORS SHOULD READ BOTH PARTS OF THIS
Smith Barney Inc.              PROSPECTUS CAREFULLY AND RETAIN THEM FOR FUTURE
Prudential Securities          REFERENCE.
Incorporated                   INQUIRIES SHOULD BE DIRECTED TO THE TRUSTEE AT
Dean Witter Reynolds Inc.      1-800-221-7771.
PaineWebber Incorporated       PROSPECTUS PART A DATED FEBRUARY 2, 1996.

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Defined Asset FundsSM

Defined Asset Funds is America's oldest and largest family of unit investment trusts, with over $100 billion sponsored since over the last 25 years. Each Defined Asset Fund is a portfolio of preselected securities. Each portfolio is divided into 'units' representing equal shares of the underlying assets. Each unit receives an equal share of income and principal distributions.

Defined Asset Funds offer several defined 'distinctives'. You know in advance what you are investing in and that changes in the portfolio are limited - a defined portfolio. Most defined bond funds pay interest monthly - defined income. The portfolio offers a convenient and simple way to invest - simplicity defined.

Your financial professional can help you select a Defined Asset Fund to meet your personal investment objectives. Our size and market presence enable us to offer a wide variety of investments. The Defined Asset Funds family offers:

o Municipal portfolios
o Corporate portfolios
o Government portfolios
o Equity portfolios
o International portfolios

The terms of Defined Funds are as short as one year or as long as 30 years. Special defined funds are available including: insured funds, double and triple tax-free funds and funds with 'laddered maturities' to help protect against changing interest rates. Defined Asset Funds are offered by prospectus only.
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Defined Multistate Series
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Our defined portfolios of municipal bonds offer you a simple and convenient way to earn tax-free monthly income. And by purchasing Defined Asset Funds, you not only receive professional selection but also gain the advantage of reduced risk by investing in bonds of several different issuers.

INVESTMENT OBJECTIVE

To provide interest income exempt from regular federal income taxes through investment in a fixed portfolio consisting primarily of municipal bonds issued by or on behalf of a single state and its local governments and authorities. Units may also be exempt from certain state and local taxes for residents of the State.

DIVERSIFICATION

Each Portfolio contains a number of different bond issues. Spreading your investment among different issuers reduces your risk, but does not eliminate it, especially since each Portfolio contains bonds of only one State. Because of maturities, sales or other dispositions of bonds, the size, composition and return of the Portfolio will change over time. The information in this prospectus is as of October 31, 1995, the evaluation date.
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Defining Your Portfolio
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PROFESSIONAL SELECTION AND SUPERVISION

Each Portfolio contains a variety of bonds selected by experienced buyers and research analysts. The Fund is not actively managed; however, it is regularly reviewed and a bond can be sold if retaining it is considered detrimental to investors' interests.

MONTHLY FEDERALLY TAX-FREE INTEREST INCOME

Each Portfolio pays monthly income, even though the bonds generally pay interest semi-annually.

INSURANCE

The bonds included in each Trust are insured. This insurance guarantees the timely payment of principal and interest on the bonds, but does not guarantee the value of the bonds or the units. Insurance does not cover accelerated payments of principal or any increase in interest payments or premiums payable on mandatory redemptions, including if interest on a bond is determined to be taxable. (See Bonds Backed by Letters of Credit or Insurance in Part B).

BOND CALL FEATURES

It is possible that during periods of falling interest rates, a bond with a coupon higher than current market rates will be prepaid or 'called', at the option of the bond issuer, before its expected maturity. When bonds are initially callable, the price is usually at a premium to par which then declines to par over time. Bonds may also be subject to a mandatory sinking fund or have extraordinary redemption provisions. For example, if the bond's proceeds are not able to be used as intended the bond may be redeemed. This redemption and the sinking fund are often at par.

CALL PROTECTION

Although many bonds are subject to optional refunding or call provisions, we selected bonds with call protection. This call protection means that any bond in a Portfolio generally cannot be called for a number of years after the initial date of deposit (which was November 8, 1991) and thereafter at a declining premium over par.

TAX INFORMATION

Based on the opinion of bond counsel, income from the bonds held by this Fund is generally 100% exempt under existing laws from regular federal income tax and certain state and local personal income taxes for residents of a particular State. Any gain on a disposition of the underlying bonds or units will be subject to tax.
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Defining Your Investment
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PUBLIC OFFERING PRICE

The Public Offering Price as of the evaluation date, is based on the aggregate bid side value of the underlying bonds in the Portfolio, divided by the number of units outstanding, plus a sales charge. The Public Offering Price on any subsequent date will vary. An amount equal to principal cash, if any, as well as net accrued but undistributed interest on the unit is added to the Public Offering Price. The underlying bonds are evaluated by an independent evaluator at 3:30 p.m. Eastern time on every business day.

REINVESTMENT OPTION

You can elect to automatically reinvest your distributions into a separate portfolio of federally tax-exempt bonds. Most or all of the bonds in that portfolio, however, will not be insured or exempt from state and local taxes. Reinvesting helps to compound your income free of federal income taxes.

PRINCIPAL DISTRIBUTIONS

Principal from sales, redemptions and maturities of bonds in the Portfolios will be distributed to investors periodically when the amount to be distributed is more than $5.00 per unit.

SELLING YOUR INVESTMENT

You may sell your units at any time. Your price is based on the then current net asset value of the Portfolio (based on the lower bid side evaluation of the bonds, as determined by an independent evaluator), plus principal cash, if any, as well as accrued interest. There is no fee for selling your units.
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Defining Your Risks
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RISK FACTORS

Unit price fluctuates and could be adversely affected by increasing interest rates as well as the financial condition of the issuers of the bonds and any insurance companies backing certain of the bonds. Because of the possible maturity, sale or other disposition of securities, the size, composition and return of the portfolio may change at any time. Because of the sales charges, returns of principal and fluctuations in unit price, among other reasons, the sale price will generally be less than the cost of your units. Unit prices could also be adversely affected if a limited trading market exists in any security to be sold. There is no guarantee that the Fund will achieve its investment objective.

In addition, each Portfolio has fewer bond issues than a national fund, and is concentrated in bonds of issuers located in only one State. There may be additional risk from decreased diversification as well as from factors particular to that State.

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                        Defined California Insured Trust
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PORTFOLIO DIVERSIFICATION

The Portfolio contains 7 California bonds.

TYPES OF BONDS

The Portfolio consists of municipal bonds of the following types:


                                                   APPROXIMATE
                                                    PORTFOLIO
                                                   PERCENTAGE
/ / Hospitals/Health Care Facilities                   18%
/ / Lease Rental Appropriation                         18%
/ / Municipal Water/Sewer Utilities                    34%
/ / Refunded Bonds                                     30%


INSURANCE

The approximate percentage of the aggregate face amount of the Portfolio insured by each insurance company is:


AMBAC Indemnity Corporation                             30%
Financial Guaranty Insurance Company                    33%
MBIA Insurance Corporation                              37%


RISK FACTORS

The Portfolio is concentrated in Municipal Water/Sewer Utility bonds and is therefore dependent to a significant degree on revenues generated from those particular activities. The Portfolio is also concentrated in Refunded bonds. (See Risk Factors in Part B.) The Portfolio is also concentrated in bonds of California issuers and is subject to additional risk from decreased diversification as well as from factors that may be particular to California, which are briefly described on page A-5.

PREMIUM AND DISCOUNT ISSUES
On the evaluation date, 85% of the bonds were valued at a premium over par and 15% at a discount from par (see Risk Factors in Part B).
TERMINATION DATE

The Portfolio will generally terminate no later than the maturity date of the last maturing bond listed in the Portfolio. The Portfolio may be terminated if the value is less than 40% of the face amount of bonds deposited. On the evaluation date the value of the Portfolio was 82% of the face amount of bonds deposited.

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Defining Your Income
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WHAT YOU MAY EXPECT

(PAYABLE ON THE 25TH DAY OF THE MONTH TO HOLDERS OF RECORD ON THE 10TH DAY OF THE MONTH):


Regular Monthly Income per unit:                         $    5.18
Annual Income per unit:                                  $   62.18


These figures are estimates determined as of the evaluation date and actual payments may vary.
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Defining Your Costs
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PUBLIC OFFERING PRICE PER UNIT                     $1,108.00

The Public Offering Price as of October 31, 1995, the evaluation date, is based on the aggregate bid side value of the bonds ($5,743,573), divided by the number of units outstanding (5,443), plus a sales charge of 4.76%. An amount equal to principal cash, if any, as well as net accrued but undistributed interest on the unit is added to the Public Offering Price.

The per unit bid side redemption and secondary market repurchase price as of the evaluation date was $1,055.22 ($52.78 less than the Public Offering Price).

SALES CHARGE

Although the Trust is a unit investment trust rather than a mutual fund, the following information is presented to permit a comparison of fees and an understanding of the direct or indirect costs and expenses that you pay.


                                                          As a %
                                                    of Secondary
                                                   Market Public
                                                   Offering Price
                                                   -----------------
Maximum Sales Charges                                       5.50%


ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                       Per Unit
                                                   --------------
Trustee's Fee                                        $     0.70
Maximum Portfolio Supervision and Bookkeeping
  Fees                                               $     0.45
Evaluator's Fee                                      $     0.15
Other Operating Expenses                             $     0.38
                                                   --------------
TOTAL                                                $     1.68

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                           California Taxes and Risks
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CALIFORNIA RISK FACTORS

     The State of California continues to confront budgetary concerns. State expenditures in recent years have exceeded projected amounts mainly because of increased health and welfare caseloads, lower property taxes (requiring State support for certain education expenses), lower than expected federal government payments for immigration related costs, significant additional costs associated with the construction and operation of correctional institutions and extraordinary expenditures related to the January 1994 Los Angeles earthquake and the recent severe flooding in various parts of the State. Also, in December 1994, Orange County, California and its Investment Pool filed for bankruptcy in connection with substantial losses experienced by the Pool. The County has since defaulted on certain of its obligations and substantial budget deficits may be experienced by the County and other public agencies which participate in the Pool. The ultimate financial impact of these events upon the County and other Pool investors and the State of California, generally, or the liquidity or value of their securities, cannot be predicted.

     To balance the budget, the Governor of California has proposed, among other things, a series of revenue shifts from local government, reliance on increased federal aid and reductions in state spending. Major adjustments reflected in recent budgets include a shift in property taxes from cities, counties, special districts and redevelopment agencies to school and community college districts, severe reductions in support for health and welfare programs and higher education, and various other cuts in services, suspensions of tax credits and payment deferrals.

     Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could have adverse effects on the California economy. Among these are measures that have established tax, spending or appropriations limits and prohibited the imposition of certain new taxes, authorized the transfers of tax liabilities and reallocations of tax receipts among governmental entities and provided for minimum levels of funding.

     Certain bonds in the Trust may be subject to provisions of California law that could adversely affect payments on those bonds or limit the remedies available to bondholders. Among these are bonds of health care institutions which are subject to the strict rules and limits regarding reimbursement payments of California's Medi-Cal Program for health care services to welfare beneficiaries, and bonds secured by liens on real property.

     General obligation bonds of the State of California are currently rated A1 by Moody's and A by Standard & Poor's.

CALIFORNIA TAXES

     In the opinion of O'Melveny & Myers, Los Angeles, California, special counsel on California tax matters, under existing California law:

     The Trust is not an association taxable as a corporation for California tax purposes. Each holder will be considered the owner of a pro rata portion of the Trust Fund and will be deemed to receive his pro rata portion of the income therefrom. To the extent interest on the Debt Obligations is exempt from California personal income taxes, said interest is similarly exempt from California personal income taxes in the hands of the holders, except to the extent such holders are banks or corporations subject to the California franchise tax. Holders will be subject to California income tax on any gain on the disposition of all or part of his pro rata portion of a Debt Obligation in the Trust Fund. A holder will be considered to have disposed of all or part of his pro rata portion of each Debt Obligation when he sells or redeems all or some of his Units. A holder will also be considered to have disposed of all or part of his pro rata portion of a Debt Obligation when all or part of the Debt Obligation is sold by the Trust Fund or is redeemed or paid at maturity. The Debt Obligations and the Units are not taxable under the California personal property tax law.

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                         Defined Florida Insured Trust
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PORTFOLIO DIVERSIFICATION

The Portfolio contains 8 Florida bonds.

TYPES OF BONDS

The Portfolio consists of municipal bonds of the following types:


                                                   APPROXIMATE
                                                    PORTFOLIO
                                                   PERCENTAGE
/ / Airports/Ports/Highways                            13%
/ / Hospitals/Health Care Facilities                   38%
/ / Municipal Water/Sewer Utilities                    2%
/ / Refunded Bonds                                     19%
/ / Special Tax                                        28%


INSURANCE

The approximate percentage of the aggregate face amount of the Portfolio insured by each insurance company is:


AMBAC Indemnity Corporation                             37%
Financial Guaranty Insurance Company                    35%
MBIA Insurance Corporation                              28%


RISK FACTORS

The Portfolio is concentrated in Hospital/Health Care Facility bonds and Special Tax bonds and is therefore dependent to a significant degree on revenues generated from those particular activities. (See Risk Factors in Part B.) The Portfolio is also concentrated in bonds of Florida issuers and is subject to additional risk from decreased diversification as well as from factors that may be particular to Florida, which are briefly described on page A-7.

PREMIUM AND DISCOUNT ISSUES
On the evaluation date, 100% of the bonds were valued at a premium over par (see Risk Factors in Part B).
TERMINATION DATE

The Portfolio will generally terminate no later than the maturity date of the last maturing bond listed in the Portfolio. The Portfolio may be terminated if the value is less than 40% of the face amount of bonds deposited. On the evaluation date the value of the Portfolio was 85% of the face amount of bonds deposited.

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Defining Your Income
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WHAT YOU MAY EXPECT

(PAYABLE ON THE 25TH DAY OF THE MONTH TO HOLDERS OF RECORD ON THE 10TH DAY OF THE MONTH):


Regular Monthly Income per unit:                         $    5.24
Annual Income per unit:                                  $   62.93


These figures are estimates determined as of the evaluation date and actual payments may vary.
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Defining Your Costs
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PUBLIC OFFERING PRICE PER UNIT                     $1,120.32

The Public Offering Price as of October 31, 1995, the evaluation date, is based on the aggregate bid side value of the bonds ($4,290,643), divided by the number of units outstanding (4,036), plus a sales charge of 5.11%. An amount equal to principal cash, if any, as well as net accrued but undistributed interest on the unit is added to the Public Offering Price.

The per unit bid side redemption and secondary market repurchase price as of the evaluation date was $1,063.09 ($57.23 less than the Public Offering Price).

SALES CHARGE

Although the Trust is a unit investment trust rather than a mutual fund, the following information is presented to permit a comparison of fees and an understanding of the direct or indirect costs and expenses that you pay.


                                                          As a %
                                                    of Secondary
                                                   Market Public
                                                   Offering Price
                                                   -----------------
Maximum Sales Charges                                       5.50%


ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                      Per Unit
                                                  ---------------
Trustee's Fee                                        $    0.70
Maximum Portfolio Supervision and Bookkeeping
  Fees                                               $    0.45
Evaluator's Fee                                      $    0.20
Other Operating Expenses                             $    0.53
                                                  ---------------
TOTAL                                                $    1.88

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                            Florida Taxes and Risks
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FLORIDA RISK FACTORS

     The financial condition of the State of Florida is affected by various national, economic, social and environmental policies and conditions. Additionally, limitations placed by the State's Constitution on the State and its local governments covering income taxes, ad valorem taxes, bond indebtedness and other matters, as well as various statutory limitations, may constrain the revenue-generating capacity of the State and its local governments and, therefore, the ability of the issuers of the Bonds to satisfy their obligations.

     The economic vitality of the State and its various regions and, therefore, the ability of the State and its local govenments to satisfy the Bonds, are affected by numerous factors. South Florida is susceptible to international trade and currency imbalances and to economic problems in Central and South America due to its geographical location and its involvement with foreign trade, tourism and investment capital. The central and northern portions of the State, on the other hand, could be impacted by problems in the agricultural sector, including crop failures, severe weather conditions or other agriculture-related problems, particularly with regard to the citrus and sugar industries. The State's economy also has historically been somewhat dependent on the tourism and construction industries and is sensitive to trends in those sectors.

     General obligation bonds of the State are currently rated Aa by Moody's Investors Service and AA by Standard & Poor's.

FLORIDA TAXES

       In the opinion of Greenberg, Traurig, Hoffman, Lipoff, Rosen & Quentel, P.A., Miami, Florida, special counsel on Florida tax matters, under existing Florida law:

       1. The Fund will not be subject to income, franchise or other taxes of a similar nature imposed by the State of Florida or its subdivisions, agencies or instrumentalities.

       2. Because Florida does not impose a personal income tax, non-corporate investors in Units of the Fund will not be subject to any Florida income taxes with respect to (i) amounts received by the Fund on the Bonds it holds; (ii) amounts which are distributed by the Fund to non-corporate investors in Units of the Fund or (iii) any gain realized on the sale or redemption of Bonds by the Fund or of a Unit of the Fund by a non-corporate investor. However, corporations as defined in Chapter 220, Florida Statutes
     (1991), which are otherwise subject to Florida income taxation will be subject to tax on their respective share of any income and gain realized by the Fund and on any gain realized by a corporate investor on the sale or redemption of Units of the Fund by the corporate investor.

       3. The Units will be subject to Florida estate taxes only if held by Florida residents, or if held by non-residents deemed to have business sites in Florida. The Florida estate tax is limited to the amount of the credit for state death taxes provided for in Section 2011 of the Internal Revenue Code, as amended.

       4. Bonds issued by the State of Florida or its political subdivisions are exempt from Florida intangible personal property taxation under Chapter 199, Florida Statutes (1991), as amended. Bonds issued by the Government of Puerto Rico or by the Government of Guam, or by their authority, are exempt by Federal statute from taxes such as the Florida intangible personal property tax. Thus, the Fund will not be subject to Florida intangible personal property tax on any Bonds in the Fund issued by the State of Florida or its political subdivisions, by the Government of Puerto Rico or by its authority or by the Government of Guam or by its authority. In addition, the Units of the Fund will not be subject to the Florida intangible personal property tax if the Fund invests solely in such Florida, Puerto Rico or Guam debt obligations.

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                        Defined New Jersey Insured Trust
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PORTFOLIO DIVERSIFICATION

The Portfolio contains 9 New Jersey bonds.

TYPES OF BONDS

The Portfolio consists of municipal bonds of the following types:


                                                   APPROXIMATE
                                                    PORTFOLIO
                                                   PERCENTAGE
/ / General Obligation                                 13%
/ / Hospitals/Health Care Facilities                   26%
/ / Lease Rental Appropriation                         7%
/ / Municipal Water/Sewer Utilities                    21%
/ / Refunded Bonds                                     1%
/ / Universities/Colleges                              32%


INSURANCE

The approximate percentage of the aggregate face amount of the Portfolio insured by each insurance company is:


AMBAC Indemnity Corporation                             28%
Financial Guaranty Insurance Company                    32%
Financial Security Assurance Inc.                       14%
MBIA Insurance Corporation                              26%


RISK FACTORS

The Portfolio is concentrated in University/College bonds and Hospital/Health Care Facility bonds and is therefore dependent to a significant degree on revenues generated from those particular activities. (See Risk Factors in Part B.) The Portfolio is also concentrated in bonds of New Jersey issuers and is subject to additional risk from decreased diversification as well as from factors that may be particular to New Jersey, which are briefly described on page A-9.

PREMIUM AND DISCOUNT ISSUES

On the evaluation date, 100% of the bonds were valued at a premium over par (see Risk Factors in Part B).

TERMINATION DATE

The Portfolio will generally terminate no later than the maturity date of the last maturing bond listed in the Portfolio. The Portfolio may be terminated if the value is less than 40% of the face amount of bonds deposited. On the evaluation date the value of the Portfolio was 88% of the face amount of bonds deposited.

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Defining Your Income
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WHAT YOU MAY EXPECT

(PAYABLE ON THE 25TH DAY OF THE MONTH TO HOLDERS OF RECORD ON THE 10TH DAY OF THE MONTH):


Regular Monthly Income per unit:                         $    5.15
Annual Income per unit:                                  $   61.86


These figures are estimates determined as of the evaluation date and actual payments may vary.
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Defining Your Costs
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PUBLIC OFFERING PRICE PER UNIT                     $1,116.71

The Public Offering Price as of October 31, 1995, the evaluation date, is based on the aggregate bid side value of the bonds ($3,997,432), divided by the number of units outstanding (3,787), plus a sales charge of 5.47%. An amount equal to principal cash, if any, as well as net accrued but undistributed interest on the unit is added to the Public Offering Price.

The per unit bid side redemption and secondary market repurchase price as of the evaluation date was $1,055.57 ($61.14 less than the Public Offering Price).

SALES CHARGE

Although the Trust is a unit investment trust rather than a mutual fund, the following information is presented to permit a comparison of fees and an understanding of the direct or indirect costs and expenses that you pay.


                                                          As a %
                                                    of Secondary
                                                   Market Public
                                                   Offering Price
                                                   -----------------
Maximum Sales Charges                                       5.50%


ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                      Per Unit
                                                  ---------------
Trustee's Fee                                        $    0.70
Maximum Portfolio Supervision and Bookkeeping
  Fees                                               $    0.45
Evaluator's Fee                                      $    0.22
Other Operating Expenses                             $    0.64
                                                  ---------------
TOTAL                                                $    2.01

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                           New Jersey Taxes and Risks
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NEW JERSEY RISK FACTORS

     New Jersey and certain of its public authorities have in recent years experienced financial difficulties and pressures to a significant degree. Employment in manufacturing, wholesale and retail trade and construction have been in decline although gains have been recorded in the services, government, financial/insurance/real estate and tranportation/communication/public utilities sectors. The economic recovery in New Jersey is likely to be slow and uneven because some sectors, like commercial and industrial construction, suffer from excess capacity, and even in rebounding sectors, employers are expected to be cautious about hiring.

     State appropriations of funds are distributed among a diverse group of public recipients. In fiscal 1996, the largest state aid appropriation was provided for local elementary and secondary education programs, followed by appropriations for operation of the state government (including the State Legislature, Judiciary and Executive Office) and other programs including, among others, correctional facilities and the State Police, higher education and environmental protection. The effect on these appropriations and other State funding requirements cannot yet be evaluated. By a bill signed into law on July 4, 1995, New Jersey personal income tax rates have been reduced so that coupled with the prior rate reductions, beginning with tax year 1996, personal income tax rates will be, depending on taxpayers' level of income and filing status, 30%, 15%, or 9% lower than 1993 rates.

     The primary method for State financing of capital projects is through the sale of the general obligation bonds of the State. These bonds are backed by the full faith and credit of the State. Tax revenues and certain other fees are pledged to meet the principal and interest payments required to pay the debt fully. With certain exceptions, no general obligation debt can be issued by the State without prior voter approval.

     General obligation bonds of New Jersey are currently rated Aa1 by Moody's and AA+ by Standard & Poor's.

NEW JERSEY TAXES

     In the opinion of Shanley & Fisher, P.C., Morristown, New Jersey, special counsel on New Jersey tax matters, under existing New Jersey law:

     1. The proposed activities of the Fund will not cause it to be subject to the New Jersey Corporation Business Tax Act.

     2. The income of the Fund will be treated as the income of individuals, estates and trusts who are the investors in the Fund for purposes of the New Jersey Gross Income Tax Act, and interest which is exempt from tax under the New Jersey Gross Income Tax Act when received by the Fund will retain its status as tax exempt in the hands of such investors. Gains arising from the sale or redemption by an investor of his Units or from the sale or redemption by the Fund of any Bond are exempt from taxation under the New Jersey Gross Income Tax Act, as enacted and construed on the date hereof, to the extent such gains are attributable to Bonds the interest on which is exempt from tax under the New Jersey Gross Income Tax Act.

     3. Units of the Fund may be subject, in the estates of New Jersey residents, to taxation under the Transfer Inheritance Tax Law of the State of New Jersey.

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                          Defined Texas Insured Trust
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PORTFOLIO DIVERSIFICATION

The Portfolio contains 7 Texas bonds.

TYPES OF BONDS

The Portfolio consists of municipal bonds of the following types:


                                                   APPROXIMATE
                                                    PORTFOLIO
                                                   PERCENTAGE
/ / Hospitals/Health Care Facilities                   28%
/ / Lease Rental Appropriation                         18%
/ / Refunded Bonds                                     12%
/ / State/Local Municipal Electric
  Utilities                                            42%


INSURANCE

The approximate percentage of the aggregate face amount of the Portfolio insured by each insurance company is:


AMBAC Indemnity Corporation                             78%
Financial Guaranty Insurance Company                    3%
MBIA Insurance Corporation                              19%


RISK FACTORS

The Portfolio is concentrated in State/Local Municipal Electric Utility bonds and Hospital/Health Care Facility bonds and is therefore dependent to a significant degree on revenues generated from those particular activities. (See Risk Factors in Part B.) The Portfolio is also concentrated in bonds of Texas issuers and is subject to additional risk from decreased diversification as well as from factors that may be particular to Texas, which are briefly described on page A-11.
PREMIUM AND DISCOUNT ISSUES

On the evaluation date, 100% of the bonds were valued at a premium over par (see Risk Factors in Part B).

TERMINATION DATE

The Portfolio will generally terminate no later than the maturity date of the last maturing bond listed in the Portfolio. The Portfolio may be terminated if the value is less than 40% of the face amount of bonds deposited. On the evaluation date the value of the Portfolio was 58% of the face amount of bonds deposited.

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Defining Your Income
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WHAT YOU MAY EXPECT

(PAYABLE ON THE 25TH DAY OF THE MONTH TO HOLDERS OF RECORD ON THE 10TH DAY OF THE MONTH):


Regular Monthly Income per unit:                         $    5.22
Annual Income per unit:                                  $   62.67


These figures are estimates determined as of the evaluation date and actual payments may vary.
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Defining Your Costs
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PUBLIC OFFERING PRICE PER UNIT                     $1,114.12

The Public Offering Price as of October 31, 1995, the evaluation date, is based on the aggregate bid side value of the bonds ($2,912,996), divided by the number of units outstanding (2,760), plus a sales charge of 5.27%. An amount equal to principal cash, if any, as well as net accrued but undistributed interest on the unit is added to the Public Offering Price.

The per unit bid side redemption and secondary market repurchase price as of the evaluation date was $1,055.43 ($58.69 less than the Public Offering Price).

SALES CHARGE

Although the Trust is a unit investment trust rather than a mutual fund, the following information is presented to permit a comparison of fees and an understanding of the direct or indirect costs and expenses that you pay.


                                                          As a %
                                                    of Secondary
                                                   Market Public
                                                   Offering Price
                                                   -----------------
Maximum Sales Charges                                       5.50%


ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                      Per Unit
                                                  ---------------
Trustee's Fee                                        $    0.69
Maximum Portfolio Supervision and Bookkeeping
  Fees                                               $    0.44
Evaluator's Fee                                      $    0.30
Other Operating Expenses                             $    0.60
                                                  ---------------
TOTAL                                                $    2.03

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                             Texas Taxes and Risks
--------------------------------------------------------------------------------

TEXAS RISK FACTORS

     Although the Texas economy performed well in 1994 and early 1995, the state economy faces a number of challenges. In 1994, trade with Mexico and Latin America and exports were an important component of the economy of Texas, accounting for approximately $60 billion of the state's gross state product. The recent financial crisis in Mexico has placed that segment of the Texas economy at risk, and has also adversely affected retail trade in the Texas-Mexico border region. One governmental estimate suggests that the Mexican crisis could lead to a one-half of one percent reduction in the forecasted growth in the Texas economy for the 1996-1997 fiscal biennium in Texas. In addition, the recent decisions relating to military base closures included a decision to close Kelly Air Force Base in San Antonio, Texas, which is a major employer of civilians in the metropolitan San Antonio area. State and local officials are concerned that this closure could result in the loss of 13,000 jobs in the area and would affect the Hispanic population of the area disproportionately. Military bases in three other communities in Texas will be adversely affected by the decisions of the base closure commission.

     Texas' population growth has recently exceeded job growth, and Texas has the highest poverty rate among the ten most populace states. Consequently, the Texas state government faces challenges as demands for state services increase and the spending of state funds is required by court orders, federal mandates and growing social services caseloads. Developments in national health and human services policy could effect the Texas economy significantly. Approximately one-third of the Texas state government's expenditures in recent years have been made in the area of health and human services, and Texas has received substantial amounts of federal funds to pay for such services in part. Legislation under consideration in the United States Congress proposing to modify the manner in which federal funding is allocated to the states, including through the use of block grants, could have a negative effect on the federal funding of Texas' social assistance programs. One estimate indicates that one bill being considered in the United States Congress would result in the loss to Texas of up to $1 billion in federal funding over the next fiscal biennium. Although the state government has had a budgetary surplus in all but one of its last five fiscal years, there is no assurance that it can continue to operate on such a basis if increased responsibility for funding health and human services is placed on the states by the federal government.

     Property tax revenues are a major source of funding for public education in Texas. The method for funding public education in Texas has undergone material changes over the last five years and has been the subject of rancorous litigation during that period. In response to challenges to prior laws relating to the funding of public education in Texas, the Texas legislature adopted new legislation in 1993 that attempts to reduce the disparity of revenues per student between low-wealth school districts and high-wealth school districts by causing high-wealth school districts to share their ad valorem tax revenues with low-wealth school districts. In January 1995, the Texas Supreme Court affirmed the constitutionality of this legisltion. There is no assurance that further challenges to this method of funding public education will not be mounted in Texas.

     Texas' general obligation bonds are rated AA by Standard & Poor's and Aa by Moody's.

TEXAS TAXES

        In the opinion of Hughes & Luce, L.L.P., Dallas, Texas, special counsel on Texas tax matters, under Texas law existing on June 30, 1995, applicable to individuals who are residents of Texas for state tax purposes:

        1. The Texas franchise tax functions as an income tax in certain respects, and is imposed on corportions, limited liability companies and certain banks, limited banking associations and savings and loan associtions. Assuming that the Texas Trust is not a corporation, limited liability company, bank, limited banking association or savings and loan association (in each case for Texas franchise tax purposes), the income of the Texas Trust will not be subject to an income tax levied by the State of Texas or any political subdivision thereof.

        2. The income derived from the Texas Trust by the Holders who are individuals will not be subject to any income tax levied by the State of Texas or any political subdivision thereof.

        3. Assuming that the Texas Trust will not hold any tangible property, neither Debt Obligations held by the Texas Trust nor Units of the Texas Trust held by individuals are subject to any property tax levied by the State of Texas or any political subdivision thereof,

        4. Units of the Texas Trust held by individuals may be subject to Texas inheritance taxes.

     Neither the Sponsors, Davis Polk & Wardwell nor Hughes & Luce, L.L.P. (except in such cases as Hughes & Luce, L.L.P., has acted or will act as counsel to such issuing authorities), has made or will make any review of the proceedings relating to the issuance of the Debt Obligations nor has Hughes & Luce, L.L.P., made any review of the proceedings relating to the issuance of the Units.

--------------------------------------------------------------------------------

    TAX-FREE VS. TAXABLE INCOME: A COMPARISON OF TAXABLE AND TAX-FREE YIELDS

                            FOR CALIFORNIA RESIDENTS
--------------------------------------------------------------------------------
                                  COMBINED
                                  EFFECTIVE
TAXABLE INCOME 1996*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF
--------------------------------------------------------------------------------
$      0- 24,000  $      0- 40,100  20.10     5.01   5.63     6.26   6.88     7.51   8.14     8.76   9.39    10.01
$ 24,000- 58,150  $ 40,100- 96,900  34.70     6.13   6.89     7.66   8.42     9.19   9.95    10.72  11.48    12.25
$ 58,150-121,300  $ 96,900-147,700  37.42     6.39   7.19     7.99   8.79     9.59  10.39    11.19  11.98    12.78
$121,300-263,750  $147,700-263,750  41.95     6.89   7.75     8.61   9.47    10.34  11.20    12.06  12.92    13.78
OVER $263,750        OVER $263,750  45.22     7.30   8.21     9.13  10.04    10.95  11.87    12.78  13.69    14.60

                             FOR FLORIDA RESIDENTS
--------------------------------------------------------------------------------
                                  EFFECTIVE
TAXABLE INCOME 1996*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF
--------------------------------------------------------------------------------
$      0- 24,000  $      0- 40,100  15.00     4.71   5.29     5.88   6.47     7.06   7.65     8.24   8.82     9.41
$ 24,000- 58,150  $ 40,100- 96,900  28.00     5.56   6.25     6.94   7.64     8.33   9.03     9.72  10.42    11.11
$ 58,150-121,300  $ 96,900-147,700  31.00     5.80   6.52     7.25   7.97     8.70   9.42    10.14  10.87    11.59
$121,300-263,750  $147,700-263,750  36.00     6.25   7.03     7.81   8.59     9.38  10.16    10.94  11.72    12.50
OVER $263,750        OVER $263,750  39.60     6.62   7.45     8.28   9.11     9.93  10.76    11.59  12.42    13.25

                            FOR NEW JERSEY RESIDENTS
--------------------------------------------------------------------------------
                                  COMBINED
                                  EFFECTIVE
TAXABLE INCOME 1996*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF
--------------------------------------------------------------------------------
$      0- 24,000  $      0- 40,100  16.49     4.79   5.39     5.99   6.59     7.18   7.78     8.38   8.98     9.58
$ 24,000- 58,150  $ 40,100- 96,900  31.98     5.88   6.62     7.35   8.09     8.82   9.56    10.29  11.03    11.76
                  $ 96,900-147,700  34.81     6.14   6.90     7.67   8.44     9.20   9.97    10.74  11.51    12.27
$ 58,150-121,300                    35.40     6.19   6.97     7.74   8.51     9.29  10.06    10.84  11.61    12.38
$121,300-263,750  $147,700-263,750  40.08     6.68   7.51     8.34   9.18    10.01  10.85    11.68  12.52    13.35
OVER $263,750        OVER $263,750  43.45     7.07   7.96     8.84   9.73    10.61  11.49    12.38  13.26    14.15

                              FOR TEXAS RESIDENTS
--------------------------------------------------------------------------------
                                  EFFECTIVE
TAXABLE INCOME 1996*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF
--------------------------------------------------------------------------------
$      0- 24,000  $      0- 40,100  15.00     4.71   5.29     5.88   6.47     7.06   7.65     8.24   8.82     9.41
$ 24,000- 58,150  $ 40,100- 96,900  28.00     5.56   6.25     6.94   7.64     8.33   9.03     9.72  10.42    11.11
$ 58,150-121,300  $ 96,900-147,700  31.00     5.80   6.52     7.25   7.97     8.70   9.42    10.14  10.87    11.59
$121,300-263,750  $147,700-263,750  36.00     6.25   7.03     7.81   8.59     9.38  10.16    10.94  11.72    12.50
OVER $263,750        OVER $263,750  39.60     6.62   7.45     8.28   9.11     9.93  10.76    11.59  12.42    13.25

To compare the yield of a taxable security with the yield of a tax-free security, find your taxable income and read across. The table incorporates projected 1996 federal and applicable State income tax rates and assumes that all income would otherwise be taxed at the investor's highest tax rate. Yield figures are for example only.

*Based upon net amount subject to federal income tax after deductions and exemptions. This table does not reflect the possible effect of other tax factors, such as alternative minimum tax, personal exemptions, the phase out of exemptions, itemized deductions or the possible partial disallowance of deductions. Consequently, investors are urged to consult their own tax advisers in this regard.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE - 9M (CALIFORNIA, FLORIDA, NEW JERSEY AND TEXAS TRUSTS)

REPORT OF INDEPENDENT ACCOUNTANTS

The Sponsors, Trustee and Holders
of Defined Asset Funds - Municipal Investment Trust Fund,
Multistate - 9M (California, Florida, New Jersey and Texas
Trusts):

We have audited the accompanying statements of condition of Defined Asset Funds - Municipal Investment Trust Fund, Multistate - 9M (California, Florida, New Jersey and Texas Trusts), including the portfolios, as of October 31, 1995 and the related statements of operations and of changes in net assets for the years ended October 31, 1995, 1994 and 1993. These financial statements are the responsibility of the Trustee. (See Notes 5.) Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at October 31, 1995, as shown in such portfolios, were confirmed to us by The Bank of New York, the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Defined Asset Funds - Municipal Investment Trust Fund, Multistate - 9M (California, Florida, New Jersey and Texas Trusts) at October 31, 1995 and the results of their operations and changes in their net assets for the above-stated years in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

New York, N.Y.
December 27, 1995

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE - 9M (CALIFORNIA TRUST)

STATEMENT OF CONDITION
AS OF OCTOBER 31, 1995

TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $5,335,187)(Note 1)......................                 $5,743,573
  Accrued interest receivable......................                     84,620
  Cash.............................................                      1,668
                                                                 ______________

              Total trust property.................                  5,829,861

LESS LIABILITY - Accrued expenses..................                      2,557
                                                                 ______________

NET ASSETS, REPRESENTED BY:
  5,443 units of fractional undivided
    interest outstanding (Note 3)..................   $5,750,814
  Undistributed net investment income..............       76,490
                                                   _____________    $5,827,304
                                                                 ==============

UNIT VALUE ($5,827,304/5,443 units)................                  $1,070.61
                                                                 ==============
                  See Notes to Financial Statements.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE - 9M (CALIFORNIA TRUST)

STATEMENTS OF OPERATIONS
                                                 ......Years Ended October 31,..........
                                                   1995          1994          1993
                                                 ______________________________________
INVESTMENT INCOME:
  Interest income................................$375,418     $ 411,032    $  446,683
  Trustee's fees and expenses....................  (3,866)       (9,906)       (9,258)
  Sponsors' fees.................................  (2,917)       (2,131)       (1,845)
                                                 ______________________________________
  Net investment income.......................... 368,635       398,995       435,580
                                                 ______________________________________
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain on securities sold
    or redeemed..................................  68,601        46,755        31,386
  Unrealized appreciation (depreciation)
    of investments............................... 338,585      (691,081)      795,292
                                                 ______________________________________

  Net realized and unrealized gain (loss)
    on investments............................... 407,186      (644,326)      826,678
                                                 ______________________________________

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS......................$775,821     $(245,331)   $1,262,258
                                                 ======================================

                  See Notes to Financial Statements.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE - 9M (CALIFORNIA TRUST)

STATEMENTS OF CHANGES IN NET ASSETS
                                                .........Years Ended October 31,..........
                                                   1995          1994          1993
                                                ________________________________________
OPERATIONS:
  Net investment income.........................$  368,635    $  398,995    $  435,580
  Realized gain on securities sold
    or redeemed.................................    68,601        46,755        31,386
  Unrealized appreciation (depreciation)
    of investments..............................   338,585      (691,081)      795,292
                                                ________________________________________
  Net increase (decrease) in net assets
    resulting from operations...................   775,821      (245,331)    1,262,258
                                                ________________________________________

DISTRIBUTIONS TO HOLDERS (Note 2):
  Income........................................  (366,999)     (399,459)     (436,041)
  Principal.....................................   (47,025)      (11,356)
                                                ________________________________________
  Total distributions...........................  (414,024)     (410,815)     (436,041)
                                                ________________________________________
CAPITAL SHARE TRANSACTIONS - Redemptions of 821,
  466 and 270 units, respectively...............  (857,089)     (505,659)     (295,347)
                                                ________________________________________
NET INCREASE (DECREASE) IN NET ASSETS...........  (495,292)   (1,161,805)      530,870

NET ASSETS AT BEGINNING OF YEAR................. 6,322,596     7,484,401     6,953,531
                                                ________________________________________
NET ASSETS AT END OF YEAR.......................$5,827,304    $6,322,596    $7,484,401
                                                ========================================
PER UNIT:
  Income distributions during year..............    $62.39        $62.82        $62.76
                                                ========================================
  Principal distributions during year...........     $8.06         $1.71
                                                ========================================
  Net asset value at end of year................ $1,070.61     $1,009.35     $1,112.10
                                                ========================================
TRUST UNITS OUTSTANDING AT END OF YEAR..........     5,443         6,264         6,730
                                                ========================================











                  See Notes to Financial Statements.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE - 9M (CALIFORNIA TRUST)

NOTES TO FINANCIAL STATEMENTS

  1.  SIGNIFICANT ACCOUNTING POLICIES

      The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

      (a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities. See "How to Sell Units - Trustee's Redemption of Units" in this
          Prospectus, Part B.

      (b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (c) Interest income is recorded as earned.

  2.  DISTRIBUTIONS

      A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are distributed as explained in "Income, Distributions and Reinvestment - Distributions" in this Prospectus, Part B.

  3.  NET CAPITAL

      Cost of 5,443 units at Date of Deposit....................    $5,612,223
      Less sales charge.........................................       252,556
                                                                _______________
      Net amount applicable to Holders..........................     5,359,667
      Redemptions of units - net cost of 1,557 units redeemed
        less redemption amounts.................................      (105,600)
      Realized gain on securities sold or redeemed..............       146,742
      Principal distributions...................................       (58,381)
      Unrealized appreciation of investments....................       408,386
                                                                _______________











      Net capital applicable to Holders.........................    $5,750,814
                                                                ===============

  4.  INCOME TAXES

      As of October 31, 1995, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated
      $408,386, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $5,335,187 at October 31, 1995.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE - 9M (CALIFORNIA TRUST)

NOTES TO FINANCIAL STATEMENTS

  5.  CHANGE OF TRUSTEE

      On March 1, 1995, The Bank of New York assumed all of the Trustee responsibilities from Investors Bank & Trust Company.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE - 9M

PORTFOLIO OF THE CALIFORNIA TRUST (INSURED)
AS OF OCTOBER 31, 1995

                                                  Rating                                       Optional
    Portfolio No. and Title of                      of             Face                        Redemption
            Securities(4)                        Issues(1)        Amount Coupon  Maturities(3) Provisions(3)      Cost      Value(2)
            _____________                        _________        ______ ______  _____________ ____________       ____      ________
 1 City of Anaheim, California, Electric           AAA        $  765,000  6.750%    2022(5)    10/01/00     $  776,720    $  858,919
   System Certificates of Participation                                                        @ 102.000
    (Pub. Util. Bldg.) (AMBAC Ins.)

 2 Brea Pub. Fin. Auth., Orange Cnty.,             AAA         1,000,000  6.250     2021       07/01/00        973,600     1,035,660
   CA, 1991 Wtr. Rev. Bonds, Ser. B                                                            @ 102.000
    (Financial Guaranty Ins.)

 3 California Hlth. Fac. Fin. Auth.,               AAA         1,000,000  6.625     2019       05/01/99      1,001,580     1,058,680
   Ins. Hosp. Rev. Bonds (San Diego                                                            @ 101.000
   Hosp. Assoc), Ser. 1989 A (MBIA Ins.)

 4 California Hlth. Fac. Fin. Auth.,               AAA           205,000  6.650     2021(5)    07/01/01        205,799       231,211











   Ins. Hlth. Fac. Rev. Bonds (Catholic                                                        @ 102.000
   Healthcare West), 1991 Ser. D (AMBAC
   Ins.)

 5 Chino, Ontario and Upland Cities,               AAA           825,000  5.500     2015       10/01/96        734,663       800,687
   California, San Bernadino Cnty.,                                                            @ 102.000
   Water Works Dist. #8 & the Monte
   Vista Wtr. Dist., Water Facilities
   Authority Refunding Certificates of
   Participation, Ser. 1986 A (Financial
   Guaranty Ins.)

 6 Certificates of Participation, County           AAA         1,000,000  6.500     2013       09/01/00        993,750     1,049,840
   of Los Angeles, CA (Correctional                                                            @ 102.000
   Facilities Project) (MBIA Ins.)


DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE - 9M

PORTFOLIO OF THE CALIFORNIA TRUST (INSURED)
AS OF OCTOBER 31, 1995

                                                  Rating                                        Optional
    Portfolio No. and Title of                      of             Face                        Redemption
            Securities(4)                        Issues(1)        Amount Coupon  Maturities(3) Provisions(3)      Cost      Value(2)
            _____________                        _________        ______ ______  _____________ ____________       ____      ________

7 The Regents of the University of                 AAA        $  640,000  6.750%    2023(5)    09/01/99     $  649,075    $  708,576
   California, Revenue Bonds (1989                                                             @ 102.000
   Multiple  Purpose Projects), Ser. B
   (AMBAC Ins.)

                                                           ______________                               ______________ _____________
TOTAL                                                         $5,435,000                                    $5,335,187    $5,743,573
                                                           ==============                               ============== =============

                  See Notes to Portfolios on Pages D - 30 & D - 31.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 9M (FLORIDA TRUST)

STATEMENT OF CONDITION
AS OF OCTOBER 31, 1995

TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $3,964,457)(Note 1)......................                 $4,290,643
  Accrued interest receivable......................                     78,154
                                                                 ______________

              Total trust property.................                  4,368,797

LESS LIABILITIES:
  Advance from Trustee.............................   $   12,337
  Accrued expenses.................................        2,150        14,487
                                                   _____________ ______________

NET ASSETS, REPRESENTED BY:
  4,036 units of fractional undivided
    interest outstanding (Note 3)..................    4,296,303
  Undistributed net investment income..............       58,007
                                                   _____________    $4,354,310
                                                                 ==============

UNIT VALUE ($4,354,310/4,036 units)................                  $1,078.87
                                                                 ==============
                  See Notes to Financial Statements.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 9M (FLORIDA TRUST)

STATEMENTS OF OPERATIONS
                                                ......Years Ended October 31,..........
                                                  1995          1994          1993
                                                ______________________________________
INVESTMENT INCOME:
  Interest income...............................$280,800     $ 307,113      $324,840
  Trustee's fees and expenses...................  (3,293)       (7,888)       (7,435)
  Sponsors' fees................................  (2,115)       (1,695)       (1,576)
                                                ______________________________________
  Net investment income......................... 275,392       297,530       315,829
                                                ______________________________________
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain on securities sold
    or redeemed.................................  51,519        11,172        27,229
  Unrealized appreciation (depreciation)
    of investments.............................. 242,953      (513,783)      576,951
                                                ______________________________________

  Net realized and unrealized gain (loss)
    on investments.............................. 294,472      (502,611)      604,180
                                                ______________________________________

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.....................$569,864     $(205,081)     $920,009
                                                ======================================

                  See Notes to Financial Statements.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 9M (FLORIDA TRUST)

STATEMENTS OF CHANGES IN NET ASSETS
                                                .........Years Ended October 31,..........
                                                   1995          1994          1993
                                                ________________________________________
OPERATIONS:
  Net investment income.........................$  275,392    $  297,530    $  315,829
  Realized gain on securities sold
    or redeemed.................................    51,519        11,172        27,229
  Unrealized appreciation (depreciation)
    of investments..............................   242,953      (513,783)      576,951
                                                ________________________________________
  Net increase (decrease) in net assets
    resulting from operations...................   569,864      (205,081)      920,009
                                                ________________________________________

DISTRIBUTIONS TO HOLDERS (Note 2):
  Income........................................  (274,253)     (297,654)     (316,055)
  Principal.....................................   (25,320)      (12,456)
                                                ________________________________________
  Total distributions...........................  (299,573)     (310,110)     (316,055)
                                                ________________________________________
CAPITAL SHARE TRANSACTIONS - Redemptions of 664,
  107 and 193 units, respectively...............  (698,709)     (117,486)     (218,481)
                                                ________________________________________
NET INCREASE (DECREASE) IN NET ASSETS...........  (428,418)     (632,677)      385,473

NET ASSETS AT BEGINNING OF YEAR................. 4,782,728     5,415,405     5,029,932
                                                ________________________________________
NET ASSETS AT END OF YEAR.......................$4,354,310    $4,782,728    $5,415,405
                                                ========================================
PER UNIT:
  Income distributions during year..............    $63.16        $63.05        $63.33











                                                ========================================
  Principal distributions during year...........     $6.03         $2.63
                                                ========================================
  Net asset value at end of year................ $1,078.87     $1,017.60     $1,126.57
                                                ========================================
TRUST UNITS OUTSTANDING AT END OF YEAR..........     4,036         4,700         4,807
                                                ========================================

                  See Notes to Financial Statements.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 9M (FLORIDA TRUST)

NOTES TO FINANCIAL STATEMENTS

  1.  SIGNIFICANT ACCOUNTING POLICIES

      The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

      (a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities. See "How to Sell Units - Trustee's Redemption of Units" in this
          Prospectus, Part B.

      (b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (c) Interest income is recorded as earned.

  2.  DISTRIBUTIONS

      A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are distributed as explained in "Income, Distributions and Reinvestment - Distributions" in this Prospectus, Part B.

  3.  NET CAPITAL

      Cost of 4,036 units at Date of Deposit................    $4,176,257
      Less sales charge.....................................       187,916
                                                            _______________











      Net amount applicable to Holders......................     3,988,341
      Redemptions of units - net cost of 964 units
        redeemed less redemption amounts....................       (70,368)
      Realized gain on securities sold or redeemed..........        89,920
      Principal distributions...............................       (37,776)
      Unrealized appreciation of investments................       326,186
                                                            _______________
      Net capital applicable to Holders.....................    $4,296,303
                                                            ===============

  4.  INCOME TAXES

      As of October 31, 1995, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated
      $326,186, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $3,964,457 at October 31, 1995.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 9M (FLORIDA TRUST)

NOTES TO FINANCIAL STATEMENTS

  5.  CHANGE OF TRUSTEE

      On March 1, 1995, The Bank of New York assumed all of the Trustee responsibilities from Investors Bank & Trust Company.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 9M

PORTFOLIO OF THE FLORIDA TRUST (INSURED)
AS OF OCTOBER 31, 1995

                                                  Rating                                       Optional
    Portfolio No. and Title of                      of             Face                        Redemption
            Securities(4)                        Issues(1)        Amount Coupon  Maturities(3) Provisions(3)      Cost      Value(2)
            _____________                        _________        ______ ______  _____________ ____________       ____      ________
 1 The Cape Canaveral Hospital District,           AAA        $  750,000  6.875%    2021       01/01/01     $  763,050    $  807,443
   FL, Imp. Revenue Certificates, Ser.                                                         @ 102.000
   1991 (AMBAC Ins.)

 2 Charlotte County, Florida, Utility              AAA           405,000  6.875     2021(5)    10/01/01        414,043       461,591
   Sys. Revenue Bonds, Ser. 1991                                                               @ 102.000











    (Financial Guaranty Ins.)

 3 Collier Cnty., FL, Wtr. and Swr.                AAA            75,000  6.500     2021(5)    07/01/99         74,504        82,142
   Dist., Wtr. Rev. Bonds (Financial                                                           @ 102.000
   Guaranty Ins.)                                                 90,000  6.500     2021       07/01/99         89,404        95,810
                                                                                               @ 102.000

 4 Florida State Department of Natural             AAA           750,000  6.750     2013       07/01/01        758,955       819,503
   Resources Preservation 2000 Revenue                                                         @ 102.000
   Bonds, Ser. 1991 A (AMBAC Ins.)

 5 Lee Cnty., FL, Loc. Option Gas Tax              AAA           370,000  5.500     2009       10/01/99        332,970       372,827
   Rev. Bonds, Ser. 1989 (MBIA Ins.)                                                           @ 100.000

 6 State of Florida, Orlando-Orange                AAA           220,000  6.000     2021       None            205,594       221,331
   Cnty. Expwy. Auth., Jr. Lien Rev                              530,000  6.000     2021       07/01/00        495,296       535,523
   Bonds, Ser. 1990 (Financial Guaranty                                                        @ 100.000
   Ins.)

 7 St. Petersburg, Florida, Health                 AAA           750,000  6.750     2021       12/01/01        756,105       811,088
   Facilities Authority Revenue Bonds                                                          @ 102.000
   (Allegany Health), Ser. 1991 A (MBIA
   Ins.)


DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 9M

PORTFOLIO OF THE FLORIDA TRUST (INSURED)
AS OF OCTOBER 31, 1995

                                                  Rating                                        Optional
    Portfolio No. and Title of                      of             Face                        Redemption
            Securities(4)                        Issues(1)        Amount Coupon  Maturities(3) Provisions(3)      Cost      Value(2)
            _____________                        _________        ______ ______  _____________ ____________       ____      ________

 8 City of Sarasota, FL, Wtr. & Swr. Sys.          AAA        $   75,000  6.500%    2016(5)    10/01/00     $   74,536    $   83,385
   Rev. Bonds, Ser. 1991 (Financial                                                            @ 102.000
   Guaranty Ins.)

                                                           ______________                               ______________ _____________
TOTAL                                                         $4,015,000                                    $3,964,457    $4,290,643
                                                           ==============                               ============== =============

                  See Notes to Portfolios on Pages D - 30 & D - 31.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 9M (NEW JERSEY TRUST)

STATEMENT OF CONDITION
AS OF OCTOBER 31, 1995

TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $3,742,345)(Note 1)......................                 $3,997,432
  Accrued interest receivable......................                     83,594
                                                                 ______________

              Total trust property.................                  4,081,026

LESS LIABILITIES:
  Advance from Trustee.............................   $   16,353
  Accrued expenses.................................        2,033        18,386
                                                   _____________ ______________

NET ASSETS, REPRESENTED BY:
  3,787 units of fractional undivided
    interest outstanding (Note 3)..................    4,007,707
  Undistributed net investment income..............       54,933
                                                   _____________    $4,062,640
                                                                 ==============

UNIT VALUE ($4,062,640/3,787 units)................                  $1,072.79
                                                                 ==============

                  See Notes to Financial Statements.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 9M (NEW JERSEY TRUST)

STATEMENTS OF OPERATIONS
                                                 ......Years Ended October 31,..........
                                                   1995          1994          1993
                                                 ______________________________________
INVESTMENT INCOME:
  Interest income................................$255,681     $ 278,907      $285,578
  Trustee's fees and expenses....................  (3,926)       (7,863)       (6,899)
  Sponsors' fees.................................  (1,913)       (1,565)       (1,420)
                                                 ______________________________________
  Net investment income.......................... 249,842       269,479       277,259
                                                 ______________________________________
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain on securities sold
    or redeemed..................................  22,993        12,380         7,844
  Unrealized appreciation (depreciation)
    of investments............................... 306,279      (577,049)      531,399
                                                 ______________________________________

  Net realized and unrealized gain (loss)
    on investments............................... 329,272      (564,669)      539,243
                                                 ______________________________________

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS......................$579,114     $(295,190)     $816,502
                                                 ======================================












                  See Notes to Financial Statements.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 9M (NEW JERSEY TRUST)

STATEMENTS OF CHANGES IN NET ASSETS
                                                 .........Years Ended October 31,..........
                                                    1995          1994          1993
                                                 ________________________________________
OPERATIONS:
  Net investment income..........................$  249,842    $  269,479    $  277,259
  Realized gain on securities sold
    or redeemed..................................    22,993        12,380         7,844
  Unrealized appreciation (depreciation)
    of investments...............................   306,279      (577,049)      531,399
                                                 ________________________________________
  Net increase (decrease) in net assets
    resulting from operations....................   579,114      (295,190)      816,502
                                                 ________________________________________

DISTRIBUTIONS TO HOLDERS (Note 2):
  Income.........................................  (247,973)     (269,866)     (277,705)
  Principal......................................   (15,821)       (2,241)
                                                 ________________________________________
  Total distributions............................  (263,794)     (272,107)     (277,705)
                                                 ________________________________________
CAPITAL SHARE TRANSACTIONS - Redemptions of 394,
  213 and 106 units, respectively................  (402,046)     (218,089)     (114,656)
                                                 ________________________________________
NET INCREASE (DECREASE) IN NET ASSETS............   (86,726)     (785,386)      424,141












NET ASSETS AT BEGINNING OF YEAR.................. 4,149,366     4,934,752     4,510,611
                                                 ________________________________________
NET ASSETS AT END OF YEAR........................$4,062,640    $4,149,366    $4,934,752
                                                 ========================================
PER UNIT:
  Income distributions during year...............    $61.89        $61.86        $62.20
                                                 ========================================
  Principal distributions during year............     $3.87         $0.51
                                                 ========================================
  Net asset value at end of year................. $1,072.79       $992.43     $1,123.07
                                                 ========================================
TRUST UNITS OUTSTANDING AT END OF YEAR...........     3,787         4,181         4,394
                                                 ========================================

                  See Notes to Financial Statements.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 9M (NEW JERSEY TRUST)

NOTES TO FINANCIAL STATEMENTS

  1.  SIGNIFICANT ACCOUNTING POLICIES

      The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

      (a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities. See "How to Sell Units - Trustee's Redemption of Units" in this
          Prospectus, Part B.

      (b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (c) Interest income is recorded as earned.

  2.  DISTRIBUTIONS

      A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are distributed as explained in "Income, Distributions and Reinvestment - Distributions" in this Prospectus, Part B.












  3.  NET CAPITAL

      Cost of 3,787 units at Date of Deposit....................    $3,924,684
      Less sales charge.........................................       176,626
                                                                _______________
      Net amount applicable to Holders..........................     3,748,058
      Redemptions of units - net cost of 713 units redeemed
        less redemption amounts.................................       (20,593)
      Realized gain on securities sold or redeemed..............        43,217
      Principal distributions...................................       (18,062)
      Unrealized appreciation of investments....................       255,087
                                                                _______________
      Net capital applicable to Holders.........................    $4,007,707
                                                                ===============

  4.  INCOME TAXES

      As of October 31, 1995, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated
      $255,087, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $3,742,345 at October 31, 1995.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 9M (NEW JERSEY TRUST)

NOTES TO FINANCIAL STATEMENTS

  5.  CHANGE OF TRUSTEE

      On March 1, 1995, The Bank of New York assumed all of the Trustee responsibilities from Investors Bank & Trust Company.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 9M

PORTFOLIO OF THE NEW JERSEY TRUST (INSURED)
AS OF OCTOBER 31, 1995

                                                  Rating                                        Optional
    Portfolio No. and Title of                      of             Face                        Redemption
            Securities(4)                        Issues(1)        Amount Coupon  Maturities(3) Provisions(3)      Cost      Value(2)
            _____________                        _________        ______ ______  _____________ ____________       ____      ________

 1 Atlantic Cnty., NJ, Ctfs. of Ptcptn.            AAA        $  250,000  6.000%    2015       None         $  237,942    $  261,695
   (Pub. Fac. Lse. Agreement-Atlantic
   Cnty. Proj.), Ser. 1991 (Financial
   Guaranty Ins.)

 2 The City of Jersey City, Hudson                 AAA           500,000  6.600     2011       05/15/01        504,440       542,590
   County, New Jersey, Fiscal Year                                                             @ 102.000
   Adjustment Bonds, Ser. A 1991 (FSA











   Ins.)

 3 New Jersey Health Care Facilities               AAA           500,000  6.500     2021       07/01/01        500,000       534,145
   Financing Authority, Rev. Bonds,                                                            @ 102.000
   Mercer Medical Center Issue, Ser.
   1991 (MBIA Ins.)

 4 New Jersey Health Care Facilities               AAA           500,000  6.500     2021       07/01/01        500,000       525,150
   Financing Authority, Revenue Bonds,                                                         @ 102.000
   Burdette Tomlin Memorial Hospital
   Issue, Ser. D (Financial Guaranty
   Ins.)

 5 New Jersey Educational Facilities               AAA           700,000  6.500     2021       07/01/01        700,000       744,380
   Authority, Revenue Bonds, Montclair                                                         @ 101.000
   State College Issue, Ser. 1991 E
   (AMBAC Ins.)

 6 New Jersey Educational Facilities               AAA           500,000  6.375     2021       07/01/01        495,015       523,440
   Authority, Revenue Bonds, William                                                           @ 101.000
   Patterson College Ser. 1991 (MBIA
   Ins.)

 7 City of Perth Amboy, New Jersey,                AAA            45,000  6.700     2011(5)    09/01/01         45,807        50,819
   Qualified Refunding Bonds, Ser. 1991                                                        @ 102.000
   (FSA Ins.)


DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 9M

PORTFOLIO OF THE NEW JERSEY TRUST (INSURED)
AS OF OCTOBER 31, 1995

                                                  Rating                                        Optional
    Portfolio No. and Title of                      of             Face                        Redemption
            Securities(4)                        Issues(1)        Amount Coupon  Maturities(3) Provisions(3)      Cost      Value(2)
            _____________                        _________        ______ ______  _____________ ____________       ____      ________

 8 The Southeast Morris Cnty, NJ, Mun.             AAA        $  440,000  6.250%    2016       01/01/01     $  431,891    $  456,914
   Util. Auth. Wtr. Rev. Rfdg. Bonds,                                                          @ 102.000
   1991 Ser. B (Financial Guaranty Ins.)

 9 The Wanaque Borough Swr. Auth., NJ              AAA           350,000  6.000     2017       12/01/01        327,250       358,299
   (Passaic Cnty., NJ), Swr. Rev. Rfdg.                                                        @ 102.000
   Bonds (Ser. 1991) (AMBAC Ins.)

                                                           ______________                               ______________ _____________
TOTAL                                                         $3,785,000                                    $3,742,345    $3,997,432
                                                           ==============                               ============== =============












                  See Notes to Portfolios on Pages D - 30 & D - 31.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 9M (TEXAS TRUST)

STATEMENT OF CONDITION
AS OF OCTOBER 31, 1995

TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $2,695,077)(Note 1)......................                 $2,912,996
  Accrued interest receivable......................                     50,586
  Cash.............................................                        959
                                                                 ______________

              Total trust property.................                  2,964,541

LESS LIABILITY - Accrued expenses..................                      1,872
                                                                 ______________

NET ASSETS, REPRESENTED BY:
  2,760 units of fractional undivided
    interest outstanding (Note 3)..................   $2,920,793
  Undistributed net investment income..............       41,876
                                                   _____________    $2,962,669
                                                                 ==============

UNIT VALUE ($2,962,669/2,760 units)................                  $1,073.43
                                                                 ==============
                  See Notes to Financial Statements.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 9M (TEXAS TRUST)

STATEMENTS OF OPERATIONS
                                                ......Years Ended October 31,..........
                                                  1995          1994          1993
                                                ______________________________________
INVESTMENT INCOME:
  Interest income...............................$195,916     $ 316,491      $323,751
  Trustee's fees and expenses...................  (2,166)       (7,962)       (7,419)
  Sponsors' fees................................  (1,803)       (1,773)       (1,577)
                                                ______________________________________
  Net investment income......................... 191,947       306,756       314,755
                                                ______________________________________
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized gain on securities sold
    or redeemed.................................  75,382        20,044
  Unrealized appreciation (depreciation)
    of investments.............................. 158,083      (482,487)      533,093
                                                ______________________________________

  Net realized and unrealized gain (loss)
    on investments.............................. 233,465      (462,443)      533,093
                                                ______________________________________

NET INCREASE (DECREASE) IN NET ASSETS











  RESULTING FROM OPERATIONS.....................$425,412     $(155,687)     $847,848
                                                ======================================

                  See Notes to Financial Statements.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 9M (TEXAS TRUST)

STATEMENTS OF CHANGES IN NET ASSETS
                                                .........Years Ended October 31,..........
                                                   1995          1994          1993
                                                ________________________________________
OPERATIONS:
  Net investment income.........................$  191,947    $  306,756    $  314,755
  Realized gain on securities sold
    or redeemed.................................    75,382        20,044
  Unrealized appreciation (depreciation)
    of investments..............................   158,083      (482,487)      533,093
                                                ________________________________________
  Net increase (decrease) in net assets
    resulting from operations...................   425,412      (155,687)      847,848
                                                ________________________________________

DISTRIBUTIONS TO HOLDERS (Note 2):
  Income........................................  (189,177)     (307,145)     (314,800)
  Principal.....................................   (60,831)
                                                ________________________________________
  Total distributions...........................  (250,008)     (307,145)     (314,800)
                                                ________________________________________
CAPITAL SHARE TRANSACTIONS - Redemptions of
  2,027 and 213 units, respectively.............(2,054,767)     (229,582)











                                                ________________________________________
NET INCREASE (DECREASE) IN NET ASSETS...........(1,879,363)     (692,414)      533,048

NET ASSETS AT BEGINNING OF YEAR................. 4,842,032     5,534,446     5,001,398
                                                ________________________________________
NET ASSETS AT END OF YEAR.......................$2,962,669    $4,842,032    $5,534,446
                                                ========================================
PER UNIT:
  Income distributions during year..............    $62.69        $62.73        $62.96
                                                ========================================
  Principal distributions during year...........    $19.46
                                                ========================================
  Net asset value at end of year................ $1,073.43     $1,011.50     $1,106.89
                                                ========================================
TRUST UNITS OUTSTANDING AT END OF YEAR..........     2,760         4,787         5,000
                                                ========================================

                  See Notes to Financial Statements.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 9M (TEXAS TRUST)

NOTES TO FINANCIAL STATEMENTS

  1.  SIGNIFICANT ACCOUNTING POLICIES

      The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

      (a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities. See "How to Sell Units - Trustee's Redemption of Units" in this
          Prospectus, Part B.

      (b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (c) Interest income is recorded as earned.

  2.  DISTRIBUTIONS

      A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are distributed as explained in "Income, Distributions and Reinvestment - Distributions" in this Prospectus, Part B.

  3.  NET CAPITAL

      Cost of 2,760 units at Date of Deposit....................    $2,843,682
      Less sales charge.........................................       127,953
                                                                _______________
      Net amount applicable to Holders..........................     2,715,729
      Redemptions of units - net cost of 2,240 units
        redeemed less redemption amounts........................       (47,450)
      Realized gain on securities sold or redeemed..............        95,426
      Principal distributions...................................       (60,831)
      Unrealized appreciation of investments....................       217,919
                                                                _______________
      Net capital applicable to Holders.........................    $2,920,793
                                                                ===============

  4.  INCOME TAXES

      As of October 31, 1995, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated
      $217,919, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $2,695,077 at October 31, 1995.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 9M (TEXAS TRUST)

NOTES TO FINANCIAL STATEMENTS

  5.  CHANGE OF TRUSTEE

      On March 1, 1995, The Bank of New York assumed all of the Trustee responsibilities from Investors Bank & Trust Company.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 9M

PORTFOLIO OF THE TEXAS TRUST (INSURED)
AS OF OCTOBER 31, 1995

                                                  Rating                                       Optional
    Portfolio No. and Title of                      of             Face                        Redemption
            Securities(4)                        Issues(1)        Amount Coupon  Maturities(3) Provisions(3)      Cost      Value(2)
            _____________                        _________        ______ ______  _____________ ____________       ____      ________












 1 City of Austin, TX, Combined Util.              AAA        $  400,000  6.500%    2011       05/15/01     $  397,804    $  430,556
   Sys. Rev. Rfdg. Bonds, Ser. 1991                                                            @ 102.000
   (AMBAC Ins.)

 2 Bexar County, TX,  Health Facilities            AAA            90,000  6.750     2021(5)    11/01/01         90,365       102,127
   Development Corporation, Hospital                                                           @ 102.000
   Revenue Bonds (Southwest Texas
   Methodist Hospital Project), Ser.
   1991 (AMBAC Ins.)

 3 Colorado River, Texas, Municipal                AAA           135,000  6.625     2021(5)    01/01/01        134,663       148,345
   Water District, Water Sys. Revenue                                                          @ 100.000
   Bonds (Water Transmission Facilities
   Project), Ser. 1991 A (AMBAC Ins.)

 4 Harris Cnty., TX, Hlth. Fac. Dev.               AAA           750,000  6.500     2019       06/01/99        735,818       775,050
   Corp., Hosp. Rev. Bonds (Mem. Hosp.                                                         @ 102.000
   Sys. Proj.), Ser. 1989 (AMBAC Ins.)

 5 Lockhart, TX,  Correctional                     AAA           500,000  6.625     2012       04/01/01        498,570       538,360
   Facilities Financing Corporation                                                            @ 100.000
   Revenue Bonds, Ser. 1991 (MBIA Ins.)

 6 Plano, TX, Ind. Schl. Dist., Schl.              AAA            90,000  5.625     2009(5)    02/15/01         81,887        94,885
   Bldg. Unltd. Tax Bonds, Ser. 1991 B                                                         @ 100.000
   (Financial Guaranty Ins.)


DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 9M

PORTFOLIO OF THE TEXAS TRUST (INSURED)
AS OF OCTOBER 31, 1995

                                                  Rating                                        Optional
    Portfolio No. and Title of                      of             Face                        Redemption
            Securities(4)                        Issues(1)        Amount Coupon  Maturities(3) Provisions(      Cost        Value(2)
            _____________                        _________        ______ ______  _____________ ____________     ____        ________
7 Texas Mun. Pwr. Agy., Rfdg. Rev.                 AAA        $  750,000  6.750%    2012       09/01/01     $  755,970    $  823,673
   Bonds, Ser. 1991 A (AMBAC Ins.)                                                             @ 102.000

                                                           ______________                               ______________ _____________
TOTAL                                                         $2,715,000                                    $2,695,077    $2,912,996











                                                           ==============                               ============== =============

                  See Notes to Portfolios on Pages D - 30 & D - 31.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 9M (CALIFORNIA, FLORIDA, NEW JERSEY AND TEXAS
TRUSTS)

NOTES TO PORTFOLIOS
AS OF OCTOBER 31, 1995

  (1) The ratings of the bonds are by Standard & Poor's Ratings Group, or by Moody's Investors Service, Inc. if followed by "(m)", or by Fitch Investors Service, Inc. if followed by "(f)"; "NR" indicates that this bond is not currently rated by any of the above-mentioned rating services. These ratings have been furnished by the Evaluator but not confirmed with the rating agencies. See "Description of Ratings" in Part B of the Prospectus.

  (2) See Notes to Financial Statements.

  (3) Optional redemption provisions, which may be exercised in whole or in part, are initially at prices of par plus a premium, then subsequently at prices declining to par. Certain securities may provide for redemption at par prior or in addition to any optional or mandatory redemption dates or maturity, for example, through the operation of a maintenance and replacement fund, if proceeds are not able to be used as contemplated, the project is condemned or sold or the project is destroyed and insurance proceeds are used to redeem the securities. Many of the securities are also subject to mandatory sinking fund redemption commencing on dates which may be prior to the date on which securities may be optionally redeemed. Sinking fund redemptions are at par and redeem only part of the issue. Some of the securities have mandatory sinking funds which contain optional provisions permitting the issuer to increase the principal amount of securities called on a mandatory redemption date. The sinking fund redemptions with optional provisions may, and optional refunding redemptions generally will, occur at times when the redeemed securities have an offering side evaluation which represents a premium over par. To the extent that the securities were acquired at a price higher than the redemption price, this will represent a loss of capital when compared with the Public Offering Price of the Units when acquired. Distributions will generally be reduced by the amount of the income which would otherwise have been paid with respect to redeemed securities and there will be distributed to Holders any principal amount and premium received on such redemption after satisfying any redemption requests for Units received by the Fund. The estimated current return may be affected by redemptions. The tax effect on Holders of redemptions and related distributions is described under "Taxes" in this Prospectus, Part B.

  (4) All Securities are insured either on an individual basis or portfolio insurance, by a municipal bond insurance company which has been assigned "AAA" claims paying ability by Standard & Poor's. Accordingly, Standard & Poor's has assigned "AAA" ratings to the Securities. Securities covered by portfolio insurance are rated "AAA" only as long as they remain in this Trust. See "Risk Factors - Bonds Backed by Letters of Credit or Insurance" in this Prospectus, Part B.

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 9M (CALIFORNIA, FLORIDA, NEW JERSEY AND TEXAS
TRUSTS)

NOTES TO PORTFOLIOS
AS OF OCTOBER 31, 1995

  (5) Bonds with aggregate face amounts of $1,610,000, $555,000, $45,000 and $315,000 for the California, Florida, New Jersey and Texas Trusts, respectively, have been pre-refunded and are expected to be called for redemption on the optional redemption provision dates shown.

                              DEFINED ASSET FUNDS
                        MUNICIPAL INVESTMENT TRUST FUND
                               MULTISTATE SERIES
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POSTAGE WILL BE PAID BY ADDRESSEE                                  IN THE
          THE BANK OF NEW YORK                                 UNITED STATES
          UNIT INVESTMENT TRUST DEPARTMENT
          P.O. BOX 974
          WALL STREET STATION
          NEW YORK, NY 10268-0974


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                             DEFINED ASSET FUNDSSM
                               PROSPECTUS--PART B
                      DEFINED ASSET FUNDS MUNICIPAL SERIES
                        MUNICIPAL INVESTMENT TRUST FUND
 FURTHER DETAIL REGARDING ANY OF THE INFORMATION PROVIDED IN THE PROSPECTUS MAY BE OBTAINED WITHIN FIVE DAYS BY WRITING OR CALLING THE TRUSTEE, THE ADDRESS AND
  TELEPHONE NUMBER OF WHICH ARE SET FORTH ON THE BACK COVER OF PART A OF THIS
                                  PROSPECTUS.

                                     Index


                                                          PAGE
                                                        ---------
Fund Description......................................          1
Risk Factors..........................................          2
How to Buy Units......................................          8
How to Sell Units.....................................         10
Income, Distributions and Reinvestment................         10
Fund Expenses.........................................         12
Taxes.................................................         12
Records and Reports...................................         13

                                                          PAGE
                                                        ---------
Trust Indenture.......................................         14
Miscellaneous.........................................         14
Exchange Option.......................................         16
Supplemental Information..............................         17
Appendix A--Description of Ratings....................        a-1
Appendix B--Sales Charge Schedules for Defined Asset
Funds Municipal Series................................        b-1
Appendix C--Sales Charge Schedules for Municipal
Investment Trust Fund.................................        c-1


FUND DESCRIPTION

BOND PORTFOLIO SELECTION

     Professional buyers and research analysts for Defined Asset Funds, with access to extensive research, selected the Bonds for the Portfolio after considering the Fund's investment objective as well as the quality of the Bonds (all Bonds in the Portfolio are initially rated in the category A or better by at least one nationally recognized rating organization or have comparable credit characteristics), the yield and price of the Bonds compared to similar securities, the maturities of the Bonds and the diversification of the Portfolio. Only issues meeting these stringent criteria of the Defined Asset Funds team of dedicated research analysts are included in the Portfolio. No leverage or borrowing is used nor does the Portfolio contain other kinds of securities to enhance yield. A summary of the Bonds in the Portfolio appears in Part A of the Prospectus. In a Fund that includes multiple Trusts or Portfolios, the word Fund should be understood to mean each individual Trust or Portfolio.

     The deposit of the Bonds in the Fund on the initial date of deposit established a proportionate relationship among the face amounts of the Bonds. During the 90-day period following the initial date of deposit the Sponsors may deposit additional Bonds in order to create new Units, maintaining to the extent possible that original proportionate relationship. Deposits of additional Bonds subsequent to the 90-day period must generally replicate exactly the proportionate relationship among the face amounts of the Bonds at the end of the initial 90-day period.

     Yields on bonds depend on many factors including general conditions of the bond markets, the size of a particular offering and the maturity and quality rating of the particular issues. Yields can vary among bonds with similar maturities, coupons and ratings. Ratings represent opinions of the rating organizations as to the quality of the bonds rated, based on the credit of the issuer or any guarantor, insurer or other credit provider, but these ratings are only general standards of quality (see Appendix A).

     After the initial date of deposit, the ratings of some Bonds may be reduced or withdrawn, or the credit characteristics of the Bonds may no longer be comparable to bonds rated A or better. Bonds rated BBB or Baa
(the lowest investment grade rating) or lower may have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade bonds. Bonds rated below investment grade or unrated bonds with similar credit characteristics are often subject to greater market fluctuations and risk of loss of principal and income than higher grade bonds and their value may decline precipitously in response to rising interest rates.

     Because each Defined Asset Fund is a preselected portfolio of bonds, you know the securities, maturities, call dates and ratings before you invest. Of course, the Portfolio will change somewhat over time, as Bonds mature, are redeemed or are sold to meet Unit redemptions or in other limited circumstances. Because the Portfolio is not actively managed and principal is returned as the Bonds are disposed of, this principal should be relatively unaffected by changes in interest rates.

BOND PORTFOLIO SUPERVISION

     The Fund follows a buy and hold investment strategy in contrast to the frequent portfolio changes of a managed fund based on economic, financial and market analyses. The Fund may retain an issuer's bonds despite adverse financial developments. Experienced financial analysts regularly review the Portfolio and a Bond may be sold in certain circumstances including the occurrence of a default in payment or other default on the Bond, a decline in the projected income pledged for debt service on a revenue bond, institution of certain legal proceedings, if the Bond becomes taxable or is otherwise inconsistent with the Fund's investment objectives, a decline in the price of the Bond or the occurrence of other market or credit factors (including advance refunding) that, in the opinion of Defined Asset Funds research analysts, makes retention of the Bond detrimental to the interests of investors. The Trustee must generally reject any offer by an issuer of a Bond to exchange another security pursuant to a refunding or refinancing plan.

     The Sponsors and the Trustee are not liable for any default or defect in a Bond. If a contract to purchase any Bond fails, the Sponsors may generally deposit a replacement bond so long as it is a tax-exempt bond, has a fixed maturity or disposition date substantially similar to the failed Bond and is rated A or better by at least one nationally recognized rating organization or has comparable credit characteristics. A replacement bond must be deposited within 110 days after deposit of the failed contract, at a cost that does not exceed the funds reserved for purchasing the failed Bond and at a yield to maturity and current return substantially equivalent (considering then current market conditions and relative creditworthiness) to those of the failed Bond, as of the date the failed contract was deposited.

RISK FACTORS

     An investment in the Fund entails certain risks, including the risk that the value of your investment will decline with increases in interest rates. Generally speaking, bonds with longer maturities will fluctuate in value more than bonds with shorter maturities. In recent years there have been wide fluctuations in interest rates and in the value of fixed-rate bonds generally. The Sponsors cannot predict the direction or scope of any future fluctuations.

     Certain of the Bonds may have been deposited at a market discount or premium principally because their interest rates are lower or higher than prevailing rates on comparable debt securities. The current returns of market discount bonds are lower than comparably rated bonds selling at par because discount bonds tend to increase in market value as they approach maturity. The current returns of market premium bonds are higher than comparably rated bonds selling at par because premium bonds tend to decrease in market value as they approach maturity. Because part of the purchase price is returned through current income payments and not at maturity, an early redemption at par of a premium bond will result in a reduction in yield to the Fund. Market premium or discount attributable to interest rate changes does not indicate market confidence or lack of confidence in the issue.

     Certain Bonds deposited into the Fund may have been acquired on a when-issued or delayed delivery basis. The purchase price for these Bonds is determined prior to their delivery to the Fund and a gain or loss may result from fluctuations in the value of the Bonds. Additionally, in any Defined Asset Funds Municipal Series, if the value of the Bonds reserved for payment of the periodic deferred sales charge, together with the interest thereon, were to become insufficient to pay these charges, additional bonds would be required to be sold.

     The Fund may be concentrated in one or more of types of bonds. Concentration in a State may involve additional risk because of the decreased diversification of economic, political, financial and market risks. Set forth below is a brief description of certain risks associated with bonds which may be held by the Fund.

Additional information is contained in the Information Supplement which is available from the Trustee at no charge to the investor.

GENERAL OBLIGATION BONDS

     Certain of the Bonds may be general obligations of a governmental entity. General obligation bonds are backed by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. However, the taxing power of any governmental entity may be limited by provisions of state constitutions or laws and its credit will depend on many factors, including an erosion of the tax base resulting from population declines, natural disasters, declines in the state's industrial base or an inability to attract new industries, economic limits on the ability to tax without eroding the tax base and the extent to which the entity relies on federal or state aid, access to capital markets or other factors beyond the entity's control. In addition, political restrictions on the ability to tax and budgetary constraints affecting state governmental aid may have an adverse impact on the creditworthiness of cities, counties, school districts and other local governmental units.

     As a result of the recent recession's adverse impact upon both revenues and expenditures, as well as other factors, many state and local governments have confronted deficits which were the most severe in recent years. Many issuers are facing highly difficult choices about significant tax increases and spending reductions in order to restore budgetary balance. The failure to implement these actions on a timely basis could force these issuers to issue additional debt to finance deficits or cash flow needs and could lead to a reduction of their bond ratings and the value of their outstanding bonds.

MORAL OBLIGATION BONDS

     The Portfolio may include 'moral obligation' bonds. If an issuer of moral obligation bonds is unable to meet its obligations, the repayment of the bonds becomes a moral commitment but not a legal obligation of the state or local government in question. Even though the state or local government may be called on to restore any deficits in capital reserve funds of the agencies or authorities which issued the bonds, any restoration generally requires appropriation by the state or local legislature and does not constitute a legally enforceable obligation or debt of the state or local government. The agencies or authorities generally have no taxing power.

REFUNDED BONDS

     Refunded bonds are typically secured by direct obligations of the U.S. Government or in some cases obligations guaranteed by the U.S. Government placed in an escrow account maintained by an independent trustee until maturity or a predetermined redemption date. These obligations are generally noncallable prior to maturity or the predetermined redemption date. In a few isolated instances, however, bonds which were thought to be escrowed to maturity have been called for redemption prior to maturity.

MUNICIPAL REVENUE BONDS

     Municipal revenue bonds are tax-exempt securities issued by states, municipalities, public authorities or similar entities to finance the cost of acquiring, constructing or improving various projects. Municipal revenue bonds are not general obligations of governmental entities backed by their taxing power and payment is generally solely dependent upon the creditworthiness of the public issuer or the financed project or state appropriations. Examples of municipal revenue bonds are:

        Municipal utility bonds, including electrical, water and sewer revenue bonds, whose payments are dependent on various factors, including the rates the utilities may charge, the demand for their services and their operating costs, including expenses to comply with environmental legislation and other energy and licensing laws and regulations. Utilities are particularly sensitive to, among other things, the effects of inflation on operating and construction costs, the unpredictability of future usage requirements, the costs and availability of fuel and, with certain electric utilities, the risks associated with the nuclear industry;

        Lease rental bonds which are generally issued by governmental financing authorities with no direct taxing power for the purchase of equipment or construction of buildings that will be used by a state or local government. Lease rental bonds are generally subject to an annual risk that the lessee government might not appropriate funds for the leasing rental payments to service the bonds and may also be subject to the risk that rental obligations may terminate in the event of damage to or destruction or condemnation of the equipment or building;

        Multi-family housing revenue bonds and single family mortgage revenue bonds which are issued to provide financing for various housing projects and which are payable primarily from the revenues derived from mortgage loans to housing projects for low to moderate income families or notes secured by mortgages on residences; repayment of this type of bond is therefore dependent upon, among other things, occupancy levels, rental income, the rate of default on underlying mortgage loans, the ability of mortgage insurers to pay claims, the continued availability of federal, state or local housing subsidy programs, economic conditions in local markets, construction costs, taxes, utility costs and other operating expenses and the managerial ability of project managers. Housing bonds are generally prepayable at any time and therefore their average life will ordinarily be less than their stated maturities;

        Hospital and health care facility bonds whose payments are dependent upon revenues of hospitals and other health care facilities. These revenues come from private third-party payors and government programs, including the Medicare and Medicaid programs, which have generally undertaken cost containment measures to limit payments to health care facilities. Hospitals and health care facilities are subject to various legal claims by patients and others and are adversely affected by increasing costs of insurance. The Internal Revenue Service has been engaged in a program of intensive audits of certain large tax-exempt hospital and health care facility organizations. Although these audits have not yet been completed, it has been reported that the tax-exempt status of some of these organizations may be revoked;

        Airport, port, highway and transit authority revenue bonds which are dependent for payment on revenues from the financed projects, including user fees from ports and airports, tolls on turnpikes and bridges, rents from buildings, transit fare revenues and additional financial resources including federal and state subsidies, lease rentals paid by state or local governments or a pledge of a special tax such as a sales tax or a property tax. In the case of the air travel industry, airport income is largely affected by the airlines' ability to meet their obligations under use agreements which in turn is affected by increased competition among airlines, excess capacity and increased fuel costs, among other factors;

        Solid waste disposal bonds which are generally payable from dumping and user fees and from revenues that may be earned by the facility on the sale of electrical energy generated in the combustion of waste products and which are therefore dependent upon the ability of municipalities to fully utilize the facilities, sufficient supply of waste for disposal, economic or population growth, the level of construction and maintenance costs, the existence of lower-cost alternative modes of waste processing and increasing environmental regulation. A recent decision of the U.S. Supreme Court limiting a municipality's ability to require use of its facilities may have an adverse affect on the credit quality of various issues of these bonds;

        Special tax bonds which are not secured by general tax revenues but are only payable from and secured by the revenues derived by a municipality from a particular tax--for example, a tax on the rental of a hotel room, on the purchase of food and beverages, on the rental of automobiles or on the consumption of liquor and may therefore be adversely affected by a reduction in revenues resulting from a decline in the local economy or population or a decline in the consumption, use or cost of the goods and services that are subject to taxation;

        Student loan revenue bonds which are typically secured by pledges of new or existing student loans. The loans, in turn, are generally either guaranteed by eligible guarantors and reinsured by the Secretary of the U.S. Department of Education, directly insured by the federal government, or financed as part of supplemental or alternative loan programs within a state (e.g., loan repayments are not guaranteed). These bonds often permit the issuer to enter into interest rate swap agreements with eligible counterparties in which event the bonds are subject to the additional risk of the counterparty's ability to fulfill its swap obligation;

        University and college bonds, the payments on which are dependent upon various factors, including the size and diversity of their sources of revenues, enrollment, reputation, the availability of endowments and other funds and, in the case of public institutions, the financial condition of the relevant state or other governmental entity and its policies with respect to education; and

        Tax increment and tax allocation bonds, which are secured by ad valorem taxes imposed on the incremental increase of taxable assessed valuation of property within a jurisdiction above an established base of assessed value. The issuers of these bonds do not have general taxing authority and the tax assessments on which the taxes used to service the bonds are based may be subject to devaluation due to market price declines or governmental action.

     Puerto Rico. Certain Bonds may be affected by general economic conditions in the Commonwealth of Puerto Rico. Puerto Rico's economy is largely dependent for its development on federal programs, and current federal budgetary policies suggest that an expansion of its programs is unlikely. Reductions in federal tax benefits or incentives or curtailment of spending programs could adversely affect the Puerto Rican economy.

     Industrial Development Revenue Bonds. Industrial development revenue bonds are municipal obligations issued to finance various privately operated projects including pollution control and manufacturing facilities. Payment is generally solely dependent upon the creditworthiness of the corporate operator of the project and, in certain cases, an affiliated or third party guarantor and may be affected by economic factors relating to the particular industry as well as varying degrees of governmental regulation. In many cases industrial revenue bonds do not have the benefit of covenants which would prevent the corporations from engaging in capital restructurings or borrowing transactions which could reduce their ability to meet their obligations and result in a reduction in the value of the Portfolio.

BONDS BACKED BY REPURCHASE COMMITMENTS

     Certain Funds contain Bonds that were purchased from commercial banks, savings banks, savings and loan associations or other institutions (thrifts) that had held the Bonds in their investment portfolios prior to selling the Bonds to the Fund. These banks or thrifts (the Sellers) have committed to repurchase the Bonds from the Fund in certain circumstances. In some cases a Seller's Repurchase Commitments may be backed by a security interest in collateral or by a letter of credit (see Bonds Backed by Letters of Credit or Insurance below).

     A Seller may have committed to repurchase any Bond sold by it if necessary to satisfy investors' unit redemption requests (a Liquidity Repurchase). A Seller may also have committed to repurchase any Bond sold by it if the issuer of the Bond fails to make payments of interest or principal on the Bond (a Default Repurchase) or if the issuer becomes or is deemed to be bankrupt or insolvent (an Insolvency Repurchase). A Seller may have committed to repurchase any Bond if the interest on that Bond becomes taxable (a Tax Repurchase). Investors should realize that they are subject to having all or a portion of the principal amount of their investment returned prior to termination of the Fund if any of these situations occurs. A Seller may also have committed to repurchase the Bonds sold by it on their scheduled disposition dates (as shown under Portfolio in Part A) (a Disposition Repurchase). The price at which any of these repurchases will occur (the Put Price) is shown in Part A of the Prospectus. Any collateral securing any of the Repurchase Commitments may consist of mortgage-backed securities issued by GNMA (Ginnie Maes), FNMA (Fannie
Maes) or FHLMC (Freddie Macs); mortgages; municipal obligations; corporate obligations; U.S. government securities; and cash.

     Investors in a Fund containing any of these credit-supported Bonds should be aware that many thrifts have failed in recent years and that the thrift industry generally has experienced severe strains. New federal legislation has resulted that imposes many new limitations on the ways banks and thrifts may do business and mandates aggressive, early intervention into unhealthy institutions. One result of this legislation is an increased possibility of early payment of the principal amount of an investment in Bonds backed by collateralized letters of credit or repurchase commitments if a Seller becomes or is deemed to be insolvent.

BONDS BACKED BY LETTERS OF CREDIT OR INSURANCE

     Certain Bonds may be secured by letters of credit issued by commercial banks or savings banks, savings and loan associations and similar thrift institutions or are direct obligations of banks or thrifts. The letter of credit may be drawn upon, and the Bonds redeemed, if an issuer fails to pay amounts due on the Bonds or, in certain cases, if the interest on the Bond becomes taxable. Letters of credit are irrevocable obligations of the issuing institutions. The profitability of a financial institution is largely dependent upon the credit quality of its loan portfolio which, in turn, is affected by the institution's underwriting criteria, concentrations within the portfolio and specific industry and general economic conditions. The operating performance of financial institutions is also impacted by changes in interest rates, the availability and cost of funds, the intensity of competition and the degree of governmental regulation.

     Certain Bonds may be insured or guaranteed by insurance companies listed below. The claims-paying ability of each of these companies, unless otherwise indicated, was rated AAA by Standard & Poor's or another nationally recognized rating organization at the time the insured Bonds were purchased by the Fund. The ratings are subject to change at any time at the discretion of the rating agencies. In the event that the rating of an Insured Fund is reduced, the Sponsors are authorized to direct the Trustee to obtain other insurance on behalf of the Fund. The insurance policies guarantee the timely payment of principal and interest on the Bonds but do not guarantee their market value or the value of the Units. The insurance policies generally do not provide for accelerated payments of principal or cover redemptions resulting from events of taxability.

      The following summary information relating to the listed insurance companies has been obtained from publicly available information:

                                                                                        FINANCIAL INFORMATION
                                                                                          AS OF JUNE 30, 1995
                                                                                     (IN MILLIONS OF DOLLARS)
                                                                         --------------------------------------
                                                                                            POLICYHOLDERS'
                        NAME                          DATE ESTABLISHED   ADMITTED ASSETS           SURPLUS
----------------------------------------------------  -----------------  ---------------  ---------------------
AMBAC Indemnity Corporation.........................           1970        $     2,230         $       805
Asset Guaranty Insurance Co. (AA by S&P)                       1988                173                  78
Capital Guaranty Insurance Company (CGIC)...........           1986                316                 171
Capital Markets Assurance Corp. (CAPMAC)............           1987                221                 136
Connie Lee Insurance Company........................           1987                202                 108
Continental Casualty Company........................           1948             20,114               3,747
Financial Guaranty Insurance Company................           1984              2,249                 978
Financial Security Assurance Inc. (FSA).............           1984                776                 344
Firemen's Insurance Company of Newark, NJ                      1855              2,083                 403
Industrial Indemnity Co. (HIBI).....................           1920              1,706                 302
MBIA Insurance Corporation..........................           1986              3,623               1,165

     Insurance companies are subject to extensive regulation and supervision where they do business by state insurance commissioners who regulate the standards of solvency which must be maintained, the nature of and limitations on investments, reports of financial condition, and requirements regarding reserves for unearned premiums, losses and other matters. A significant portion of the assets of insurance companies are required by law to be held in reserve against potential claims on policies and is not available to general creditors. Although the federal government does not regulate the business of insurance, federal initiatives including pension regulation, controls on medical care costs, minimum standards for no-fault automobile insurance, national health insurance, tax law changes affecting life insurance companies and repeal of the antitrust exemption for the insurance business can significantly impact the insurance business.

STATE RISK FACTORS

     Investment in a single State Trust, as opposed to a Fund which invests in the obligations of several states, may involve some additional risk due to the decreased diversification of economic, political, financial and market risks. A brief description of the factors which may affect the financial condition of the applicable State for any State Trust, together with a summary of tax considerations relating to that State, appear in Part A (or for certain State Trusts, Part C), of the Prospectus; further information is contained in the Information Supplement.

LITIGATION AND LEGISLATION

     The Sponsors do not know of any pending litigation as of the initial date of deposit which might reasonably be expected to have a material adverse effect upon the Fund. At any time after the initial date of deposit, litigation may be initiated on a variety of grounds, or legislation may be enacted, affecting the Bonds in the Fund. Litigation, for example, challenging the issuance of pollution control revenue bonds under environmental protection statutes may affect the validity of certain Bonds or the tax-free nature of their interest. While the outcome of litigation of this nature can never be entirely predicted, opinions of bond counsel are delivered on the date of issuance of each Bond to the effect that it has been validly issued and that the interest thereon is exempt from federal income tax. From time to time, proposals are introduced in Congress to, among other things, reduce federal income tax rates, impose a flat tax, exempt investment income from tax or abolish the federal income tax and replace it with another form of tax. Enactment of any such legislation could adversely affect the value of the Units. The Fund, however, cannot predict what legislation, if any, in respect of tax rates may be proposed, nor can it predict which proposals, if any, might be enacted.

     Also, certain proposals, in the form of state legislative proposals or voter initiatives, seeking to limit real property taxes have been introduced in various states, and an amendment to the constitution of the State of California, providing for strict limitations on real property taxes, has had a significant impact on the taxing powers of local governments and on the financial condition of school districts and local governments in California. In addition, other factors may arise from time to time which potentially may impair the ability of issuers to make payments due on the Bonds. Under the Federal Bankruptcy Code, for example, municipal bond issuers, as well as any underlying corporate obligors or guarantors, may proceed to restructure or otherwise alter the terms of their obligations.

     From time to time Congress considers proposals to prospectively and retroactively tax the interest on state and local obligations, such as the Bonds. The Supreme Court clarified in South Carolina v. Baker (decided on April 20, 1988) that the U.S. Constitution does not prohibit Congress from passing a nondiscriminatory tax on interest on state and local obligations. This type of legislation, if enacted into law, could require investors to pay income tax on interest from the Bonds and could adversely affect an investment in Units. See Taxes.

PAYMENT OF THE BONDS AND LIFE OF THE FUND

     The size and composition of the Portfolio will change over time. Most of the Bonds are subject to redemption prior to their stated maturity dates pursuant to optional refunding or sinking fund redemption provisions or otherwise. In general, optional refunding redemption provisions are more likely to be exercised when the value of a Bond is at a premium over par than when it is at a discount from par. Some Bonds may be subject to sinking fund and extraordinary redemption provisions which may commence early in the life of the Fund. Additionally, the size and composition of the Fund will be affected by the level of redemptions of Units that may occur from time to time. Principally, this will depend upon the number of investors seeking to sell or redeem their Units and whether or not the Sponsors are able to sell the Units acquired by them in the secondary market. As a result, Units offered in the secondary market may not represent the same face amount of Bonds as on the initial date of deposit. Factors that the Sponsors will consider in determining whether or not to sell Units acquired in the secondary market include the diversity of the Portfolio, the size of the Fund relative to its original size, the ratio of Fund expenses to income, the Fund's current and long-term returns, the degree to which Units may be selling at a premium over par and the cost of maintaining a current prospectus for the Fund. These factors may also lead the Sponsors to seek to terminate the Fund earlier than its mandatory termination date.

FUND TERMINATION

     The Fund will be terminated no later than the mandatory termination date specified in Part A of the Prospectus. It will terminate earlier upon the disposition of the last Bond or upon the consent of investors holding 51% of the Units. The Fund may also be terminated earlier by the Sponsors once the total assets of the Fund have fallen below the minimum value specified in Part A of the Prospectus. A decision by the Sponsors to terminate the Fund early will be based on factors similar to those considered by the Sponsors in determining whether to continue the sale of Units in the secondary market.

     Notice of impending termination will be provided to investors and thereafter units will no longer be redeemable. On or shortly before termination, the Fund will seek to dispose of any Bonds remaining in the Portfolio although any Bond unable to be sold at a reasonable price may continue to be held by the Trustee in a liquidating trust pending its final disposition. A proportional share of the expenses associated with termination, including brokerage costs in disposing of Bonds, will be borne by investors remaining at that time. This may have the effect of reducing the amount of proceeds those investors are to receive in any final distribution.

LIQUIDITY

     Up to 40% of the value of the Portfolio may be attributable to guarantees or similar security provided by corporate entities. These guarantees or other security may constitute restricted securities that cannot be sold publicly by the Trustee without registration under the Securities Act of 1933, as amended. The Sponsors nevertheless believe that, should a sale of the Bonds guaranteed or secured be necessary in order to meet redemption of Units, the Trustee should be able to consummate a sale with institutional investors.

     The principal trading market for the Bonds will generally be in the over-the-counter market and the existence of a liquid trading market for the Bonds may depend on whether dealers will make a market in them. There can be no assurance that a liquid trading market will exist for any of the Bonds, especially since the Fund may be restricted under the Investment Company Act of 1940 from selling Bonds to any Sponsor. The value of the Portfolio will be adversely affected if trading markets for the Bonds are limited or absent.

HOW TO BUY UNITS

     Units are available from any of the Sponsors, Underwriters and other broker-dealers at the Public Offering Price plus accrued interest on the Units. The Public Offering Price varies each Business Day with changes in the value of the Portfolio and other assets and liabilities of the Fund.

     Net accrued interest and principal cash, if any, are added to the Public Offering Price, the Sponsors' Repurchase Price and the Redemption Price per Unit. This represents the interest accrued on the Bonds, net of Fund expenses, from the initial date of deposit to, but not including, the settlement date for Units (less any prior distributions of interest income to investors). Bonds deposited also carry accrued but unpaid interest up to the initial date of deposit. To avoid having investors pay this additional accrued interest (which earns no return) when they purchase Units, the Trustee advances and distributes this amount to the Sponsors; it recovers this advance from interest received on the Bonds. Because of varying interest payment dates on the Bonds, accrued interest at any time will exceed the interest actually received by the Fund.

     Because accrued interest on the Bonds is not received by the Fund at a constant rate throughout the year, any Monthly Income Distribution may be more or less than the interest actually received by the Fund. To eliminate fluctuations in the Monthly Income Distribution, a portion of the Public Offering Price may consist of cash in an amount necessary for the Trustee to provide approximately equal distributions. Upon the sale or redemption of Units, investors will receive their proportionate share of this cash. In addition, if a Bond is sold, redeemed or otherwise disposed of, the Fund will periodically distribute to investors the portion of this cash that is attributable to the Bond.

     The regular Monthly Income Distribution is stated in Part A of the Prospectus and will change as the composition of the Portfolio changes over time.

PUBLIC OFFERING PRICE--THE FOLLOWING SECTIONS APPLY TO TWO DIFFERENT TYPES OF DEFINED MUNICIPAL FUNDS. INVESTORS SHOULD NOTE THE EXACT NAME OF THE FUND ON THE COVER OF PART A OF THE PROSPECTUS TO MAKE SURE THEY REFER TO THE CORRECT SECTION BELOW.

SECTION A--MUNICIPAL INVESTMENT TRUST FUND

     In the initial offering period, the Public Offering Price is based on the next offer side evaluation of the Bonds, and includes a sales charge based on the number of Units of a single Fund or Trust purchased on the same or any preceding day by a single purchaser. See Initial Offering sales charge schedule in Appendix C. The purchaser or his dealer must notify the Sponsors at the time of purchase of any previous purchase to be aggregated and supply sufficient information to permit confirmation of eligibility; acceptance of the purchase order is subject to confirmation. Purchases of Fund Units may not be aggregated with purchases of any other unit trust. This procedure may be amended or terminated at any time without notice.

     In the secondary market (after the initial offering period), the Public Offering Price is based on the bid side evaluation of the Bonds, and includes a sales charge based (a) on the number of Units of the Fund and any other Series of Municipal Investment Trust Fund purchased in the secondary market on the same day by a single purchaser (see Secondary Market sales charge schedule in Appendix C) and (b) the maturities of the underlying Bonds (see Effective Sales Charge Schedule in Appendix C). To qualify for a reduced sales charge, the dealer must confirm that the sale is to a single purchaser or is purchased for its own account and not for distribution. For these purposes, Units held in the name of the purchaser's spouse or child under 21 years of age are deemed to be purchased by a single purchaser. A trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account is also considered a single purchaser.

     In the secondary market, the Public Offering Price is further reduced depending on the maturities of the various Bonds in the Portfolio, by determining a sales charge percentage for each Bond, as stated in Effective Sales Charge in Appendix C. The sales charges so determined, multiplied by the bid side evaluation of the Bonds, are aggregated and the total divided by the number of Units outstanding to determine the Effective Sales Charge. On any purchase, the Effective Sales Charge is multiplied by the applicable secondary market sales charge percentage (depending on the number of Units purchased) in order to determine the sales charge component of the Public Offering Price.

SECTION B--DEFINED ASSET FUNDS MUNICIPAL SERIES

     During the initial offering period for at least the first three months of the Fund, the Public Offering Price (and the Initial Repurchase Price) is based on the higher, offer side evaluation of the Bonds at the next Evaluation Time after the order is received. In the secondary market (after the initial offering period), the Public Offering Price (and the Sponsors' Repurchase Price and the Redemption Price) is based on the lower, bid side evaluation of the Bonds.

     Investors will be subject to differing types and amounts of sales charge depending upon the timing of their purchases and redemptions of Units. A periodic deferred sales charge will be payable quarterly through about the fifth anniversary of the Fund from a portion of the interest on and principal of Bonds reserved for that purpose. Commencing on the first anniversary of the Fund, the Public Offering Price will also include an up-front sales charge applied to the value of the Bonds in the Portfolio. Lastly, investors redeeming their Units prior to the fourth anniversary of the Fund will be charged a contingent deferred sales charge payable out of the redemption proceeds of their Units. These charges may be less than you would pay to buy and hold a comparable managed fund. A complete schedule of sales charges appears in Appendix B. The Sponsors have received an opinion of their counsel that the deferred sales charge described in this Prospectus is consistent with an exemptive order received from the SEC.

                                     * * *

     Employees of certain Sponsors and Sponsor affiliates and non-employee directors of Merrill Lynch & Co. Inc. may purchase Units at any time at prices including a sales charge of not less than $5 per Unit.

EVALUATIONS

     Evaluations are determined by the independent Evaluator on each Business Day. This excludes Saturdays, Sundays and the following holidays as observed by the New York Stock Exchange: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Bond evaluations are based on closing sales prices (unless the Evaluator deems these prices inappropriate). If closing sales prices are not available, the evaluation is generally determined on the basis of current bid or offer prices for the Bonds or comparable securities or by appraisal or by any combination of these methods. In the past, the bid prices of publicly offered tax-exempt issues have been lower than the offer prices by as much as 3 1/2% or more of face amount in the case of inactively traded issues and as little as 1/2 of 1% in the case of actively traded issues, but the difference between the offer and bid prices has averaged between 1 and 2% of face amount. Neither the Sponsors, the Trustee or the Evaluator will be liable for errors in the Evaluator's judgment. The fees of the Evaluator will be borne by the Fund.

CERTIFICATES

     Certificates for Units are issued upon request and may be transferred by paying any taxes or governmental charges and by complying with the requirements for redeeming Certificates (see How To Sell Units--Trustee's Redemption of Units). Certain Sponsors collect additional charges for registering and shipping Certificates to purchasers. Lost or mutilated Certificates can be replaced upon delivery of satisfactory indemnity and payment of costs.

HOW TO SELL UNITS

SPONSORS' MARKET FOR UNITS

     You can sell your Units at any time without a fee. The Sponsors (although not obligated to do so) will normally buy any Units offered for sale at the repurchase price next computed after receipt of the order. The Sponsors have maintained secondary markets in Defined Asset Funds for over 20 years. Primarily because of the sales charge and fluctuations in the market value of the Bonds, the sale price may be less than the cost of your Units. You should consult your financial professional for current market prices to determine if other broker-dealers or banks are offering higher prices for Units.

     The Sponsors may discontinue this market without prior notice if the supply of Units exceeds demand or for other business reasons; in that event, the Sponsors may still purchase Units at the redemption price as a service to investors. The Sponsors may reoffer or redeem Units repurchased.

TRUSTEE'S REDEMPTION OF UNITS

     You may redeem your Units by sending the Trustee a redemption request together with any certificates you hold. Certificates must be properly endorsed or accompanied by a written transfer instrument with signatures guaranteed by an eligible institution. In certain instances, additional documents may be required such as a certificate of death, trust instrument, certificate of corporate authority or appointment as executor, administrator or guardian. If the Sponsors are maintaining a market for Units, they will purchase any Units tendered at the repurchase price described above. While Defined Asset Funds Municipal Series have a declining deferred sales charge payable on redemption (see Appendix B), a Municipal Investment Trust Fund has no back-end load or 12b-1 fees, so there is never a fee for cashing in your investment (see Appendix C). If they do not purchase Units tendered, the Trustee is authorized in its discretion to sell Units in the over-the-counter market if it believes it will obtain a higher net price for the redeeming investor.

     By the seventh calendar day after tender you will be mailed an amount equal to the Redemption Price per Unit. Because of market movements or changes in the Portfolio, this price may be more or less than the cost of your Units. The Redemption Price per Unit is computed each Business Day by adding the value of the Bonds, net accrued interest, cash and the value of any other Fund assets; deducting unpaid taxes or other governmental charges, accrued but unpaid Fund expenses, unreimbursed Trustee advances, cash held to redeem Units or for distribution to investors and the value of any other Fund liabilities; and dividing the result by the number of outstanding Units.

     For Defined Asset Funds Municipal Series, Bonds are evaluated on the offer side during the initial offering period and for at least the first three months of the Fund (even in the secondary market) and on the bid side thereafter. For a Municipal Investment Trust Fund, Bonds are evaluated on the offer side during the initial offering period and on the bid side thereafter.

     If cash is not available in the Fund's Income and Capital Accounts to pay redemptions, the Trustee may sell Bonds selected by the Agent for the Sponsors based on market and credit factors determined to be in the best interest of the Fund. These sales are often made at times when the Bonds would not otherwise be sold and may result in lower prices than might be realized otherwise and will also reduce the size and diversity of the Fund.

     Redemptions may be suspended or payment postponed if the New York Stock Exchange is closed other than for customary weekend and holiday closings, if the SEC determines that trading on that Exchange is restricted or that an emergency exists making disposal or evaluation of the Bonds not reasonably practicable, or for any other period permitted by the SEC.

INCOME, DISTRIBUTIONS AND REINVESTMENT

INCOME

     Some of the Bonds may have been purchased on a when-issued basis or may have a delayed delivery. Since interest on these Bonds does not begin to accrue until the date of their delivery to the Fund, the Trustee's annual fee and expenses may be reduced to provide tax-exempt income to investors for this non-accrual period. If a when-issued Bond is not delivered until later than expected and the amount of the Trustee's annual fee and expenses is insufficient to cover the additional accrued interest, the Sponsors will treat the contracts as failed

Bonds. The Trustee is compensated for its fee reduction by drawing on the letter of credit deposited by the Sponsors before the settlement date for these Bonds and depositing the proceeds in a non-interest bearing account for the Fund.

     Interest received is credited to an Income Account and other receipts to a Capital Account. A Reserve Account may be created by withdrawing from the Income and Capital Accounts amounts considered appropriate by the Trustee to reserve for any material amount that may be payable out of the Fund.

DISTRIBUTIONS

     Each Unit receives an equal share of monthly distributions of interest income net of estimated expenses. Interest on the Bonds is generally received by the Fund on a semi-annual or annual basis. Because interest on the Bonds is not received at a constant rate throughout the year, any Monthly Income Distribution may be more or less than the interest actually received. To eliminate fluctuations in the Monthly Income Distribution, the Trustee will advance amounts necessary to provide approximately equal interest distributions; it will be reimbursed, without interest, from interest received on the Bonds, but the Trustee is compensated, in part, by holding the Fund's cash balances in non-interest bearing accounts. Along with the Monthly Income Distributions, the Trustee will distribute the investor's pro rata share of principal received from any disposition of a Bond to the extent available for distribution. In addition, for Defined Asset Funds Municipal Series, distributions of amounts necessary to pay the deferred portion of the sales charge will be made from the Capital and Income Accounts to an account maintained by the Trustee for purposes of satisfying investors' sales charge obligations.

     The initial estimated annual income per Unit, after deducting estimated annual Fund expenses (and, for Defined Asset Funds Municipal Series, the portion of the deferred sales charge payable from interest income) as stated in Part A of the Prospectus, will change as Bonds mature, are called or sold or otherwise disposed of, as replacement bonds are deposited and as Fund expenses change. Because the Portfolio is not actively managed, income distributions will generally not be affected by changes in interest rates. Depending on the financial conditions of the issuers of the Bonds, the amount of income should be substantially maintained as long as the Portfolio remains unchanged; however, optional bond redemptions or other Portfolio changes may occur more frequently when interest rates decline, which would result in early returns of principal and possibly earlier termination of the Fund.

RETURN CALCULATIONS

     Estimated Current Return shows the estimated annual cash to be received from interest-bearing bonds in a Portfolio (net of estimated annual expenses) divided by the Public Offering Price (including the maximum sales charge). Estimated Long Term Return is a measure of the estimated return over the estimated life of the Trust. This represents an average of the yields to maturity (or in certain cases, to an earlier call date) of the individual Bonds in the Portfolio, adjusted to reflect the maximum sales charge and estimated expenses. The average yield for the Portfolio is derived by weighting each Bond's yield by its market value and the time remaining to the call or maturity date, depending on how the Bond is priced. Unlike Estimated Current Return, Estimated Long Term Return takes into account maturities, discounts and premiums of the underlying Bonds.

     No return estimate can be predictive of your actual return because returns will vary with purchase price (including sales charges), how long units are held, changes in Portfolio composition, changes in interest income and changes in fees and expenses. Therefore, Estimated Current Return and Estimated Long Term Return are designed to be comparative rather than predictive. A yield calculation which is more comparable to an individual Bond may be higher or lower than Estimated Current Return or Estimated Long Term Return which are more comparable to return calculations used by other investment products.

REINVESTMENT

     Distributions will be paid in cash unless the investor elects to have distributions reinvested without sales charge in the Municipal Fund Accumulation Program, Inc. The Program is an open-end management investment company whose investment objective is to obtain income exempt from regular federal income taxes by investing in a diversified portfolio of state, municipal and public authority bonds rated A or better or with comparable credit characteristics. Reinvesting compounds earnings free from federal tax. Investors participating in the Program will be subject to state and local income taxes to the same extent as if the distributions had been received in cash, and most of the income on the Program is subject to state and local income taxes. For more complete information about the Program, including charges and expenses, request the Program's prospectus from the Trustee. Read it carefully before you decide to participate. Written notice of election to participate must be received by the Trustee at least ten days before the Record Day for the first distribution to which the election is to apply.

FUND EXPENSES

     Estimated annual Fund expenses are listed in Part A of the Prospectus; if actual expenses exceed the estimate, the excess will be borne by the Fund. The Trustee's annual fee is payable in monthly installments. The Trustee also benefits when it holds cash for the Fund in non-interest bearing accounts. Possible additional charges include Trustee fees and expenses for maintaining the Fund's registration statement current with Federal and State authorities, extraordinary services, costs of indemnifying the Trustee and the Sponsors, costs of action taken to protect the Fund and other legal fees and expenses, Fund termination expenses and any governmental charges. The Trustee has a lien on Fund assets to secure reimbursement of these amounts and may sell Bonds for this purpose if cash is not available. The Sponsors receive an annual fee of a maximum of $0.35 per $1,000 face amount to reimburse them for the cost of providing Portfolio supervisory services to the Fund. While the fee may exceed their costs of providing these services to the Fund, the total supervision fees from all Defined Asset Funds Municipal Series will not exceed their costs for these services to all of those Series during any calendar year; and the total supervision fees from all Series of Municipal Investment Trust Fund will not exceed their costs for these services to all of those Series during any calendar year. The Sponsors may also be reimbursed for their costs of providing bookkeeping and administrative services to the Fund, currently estimated at $0.10 per Unit. The Trustee's, Sponsors' and Evaluator's fees may be adjusted for inflation without investors' approval.

     All or a portion of expenses incurred in establishing the Fund, including the cost of the initial preparation of documents relating to the Fund, Federal and State registration fees, the initial fees and expenses of the Trustee, legal expenses and any other out-of-pocket expenses will be paid by the Fund and amortized over five years. Advertising and selling expenses will be paid from the Underwriting Account at no charge to the Fund. Sales charges on Defined Asset Funds range from under 1.0% to 5.5%. This may be less than you might pay to buy and hold a comparable managed fund. Defined Asset Funds can be a cost-effective way to purchase and hold investments. Annual operating expenses are generally lower than for managed funds. Because Defined Asset Funds have no management fees, limited transaction costs and no ongoing marketing expenses, operating expenses are generally less than 0.25% a year. When compounded annually, small differences in expense ratios can make a big difference in your investment results. Because our portfolios rarely hold any significant amount of cash, your money is more fully invested.

TAXES

     The following discussion addresses only the U.S. federal and certain New York State and City income tax consequences under current law of Units held as capital assets and does not address the tax consequences of Units held by dealers, financial institutions or insurance companies or other investors with special circumstances.

     In the opinion of Davis Polk & Wardwell, special counsel for the Sponsors, under existing law:

        The Fund is not an association taxable as a corporation for federal income tax purposes. Each investor will be considered the owner of a pro rata portion of each Bond in the Fund under the grantor trust rules of Sections 671-679 of the Internal Revenue Code of 1986, as amended (the 'Code'). Each investor will be considered to have received the interest and accrued the original issue discount, if any, on his pro rata portion of each Bond when interest on the Bond is received or original issue discount is accrued by the Fund. The investor's basis in his Units will be equal to the cost of his Units, including any up-front sales charge and the organizational expenses borne by the investor.

        When an investor pays for accrued interest, the investor's confirmation of purchase will report to him the amount of accrued interest for which he paid. These investors will receive the accrued interest amount as part of their first monthly distribution. Accordingly, these investors should reduce their tax basis by the accrued interest amount after the first monthly distribution.

        An investor will recognize taxable gain or loss when all or part of his pro rata portion of a Bond is disposed of by the Fund. An investor will also be considered to have disposed of all or a portion of his pro rata portion of each Bond when he sells or redeems all or some of his Units. An investor who is treated as having acquired his pro rata portion of a Bond at a premium will be required to amortize the premium over the term of the Bond. The amortization is only a reduction of basis for the investor's pro rata portion of the Bond and does not result in any deduction against the investor's income. Therefore, under some circumstances, an investor may recognize taxable gain when his pro rata portion of a Bond is disposed of for an amount equal to or less than his original tax basis therefor.

        Under Section 265 of the Code, a non-corporate investor is not entitled to a deduction for his pro rata share of fees and expenses of the Fund, because the fees and expenses are incurred in connection with the production of tax-exempt income. Further, if borrowed funds are used by an investor to purchase or carry Units of the Fund, interest on this indebtedness will not be deductible for federal income tax purposes. In addition, under rules used by the Internal Revenue Service, the purchase of Units may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of Units.

        Under the income tax laws of the State and City of New York, the Fund is not an association taxable as a corporation and income received by the Fund will be treated as the income of the investors in the same manner as for federal income tax purposes, but will not be tax-exempt except to the extent such income is earned by bonds in the Fund that are otherwise tax-exempt for New York purposes.

        The foregoing discussion relates only to U.S. federal and certain aspects of New York State and City income taxes. Depending on their state of residence, investors may be subject to state and local taxation and should consult their own tax advisers in this regard.

                                    *  *  *

     In the opinion of bond counsel rendered on the date of issuance of each Bond, the interest on each Bond is excludable from gross income under existing law for regular federal income tax purposes (except in certain circumstances depending on the investor) but may be subject to state and local taxes, and interest on some or all of the Bonds may become subject to regular federal income tax, perhaps retroactively to their date of issuance, as a result of changes in federal law or as a result of the failure of issuers (or other users of the proceeds of the Bonds) to comply with certain ongoing requirements. If the interest on a Bond should be determined to be taxable, the Bond would generally have to be sold at a substantial discount. In addition, investors could be required to pay income tax on interest received prior to the date on which the interest is determined to be taxable.

     Neither the Sponsors nor Davis Polk & Wardwell have made or will make any review of the proceedings relating to the issuance of the Bonds or the basis for these opinions and there can be no assurance that the issuer (and other users) will comply with any ongoing requirements necessary for a Bond to maintain its tax-exempt character.

     The Internal Revenue Service is currently engaged in a program of intensive audits of certain tax-exempt hospital and health care facility organizations. Although these audits have not yet been completed, it has been reported that the tax-exempt status of some of these organizations may be revoked. At this time, it is uncertain whether any of the hospital and health care facility obligations held by the Fund will be affected by such audit proceedings.

RECORDS AND REPORTS

     The Trustee keeps a register of the names, addresses and holdings of all investors. The Trustee also keeps records of the transactions of the Fund, including a current list of the Bonds and a copy of the Indenture, and supplemental information on the operations of the Fund and the risks associated with the Bonds held by the Fund, which may be inspected by investors at reasonable times during business hours.

     With each distribution, the Trustee includes a statement of the interest and any other receipts being distributed. Within five days after deposit of Bonds in exchange or substitution for Bonds (or contracts) previously deposited, the Trustee will send a notice to each investor, identifying both the Bonds removed and the replacement bonds deposited. The Trustee sends each investor of record an annual report summarizing transactions in the Fund's accounts and amounts distributed during the year and Bonds held, the number of Units outstanding and the Redemption Price at year end, the interest received by the Fund on the Bonds, the gross proceeds received by the Fund from the disposition of any Bond (resulting from redemption or payment at maturity or sale of any Bond), and the fees and expenses paid by the Fund, among other matters. The Trustee will also furnish annual information returns to each investor and to the Internal Revenue Service. Investors are required to report to the Internal Revenue Service the amount of tax-exempt interest received during the year. Investors may obtain copies of Bond evaluations from the Trustee to enable them to comply with federal and state tax reporting requirements. Fund accounts are audited annually by independent accountants selected by the Sponsors. Audited financial statements are available from the Trustee on request.

TRUST INDENTURE

     The Fund is a 'unit investment trust' created under New York law by a Trust Indenture among the Sponsors, the Trustee and the Evaluator. This Prospectus summarizes various provisions of the Indenture, but each statement is qualified in its entirety by reference to the Indenture.

     The Indenture may be amended by the Sponsors and the Trustee without consent by investors to cure ambiguities or to correct or supplement any defective or inconsistent provision, to make any amendment required by the SEC or other governmental agency or to make any other change not materially adverse to the interest of investors (as determined in good faith by the Sponsors). The Indenture may also generally be amended upon consent of investors holding 51% of the Units. No amendment may reduce the interest of any investor in the Fund without the investor's consent or reduce the percentage of Units required to consent to any amendment without unanimous consent of investors. Investors will be notified on the substance of any amendment.

     The Trustee may resign upon notice to the Sponsors. It may be removed by investors holding 51% of the Units at any time or by the Sponsors without the consent of investors if it becomes incapable of acting or bankrupt, its affairs are taken over by public authorities, or if under certain conditions the Sponsors determine in good faith that its replacement is in the best interest of the investors. The Evaluator may resign or be removed by the Sponsors and the Trustee without the investors' consent. The resignation or removal of either becomes effective upon acceptance of appointment by a successor; in this case, the Sponsors will use their best efforts to appoint a successor promptly; however, if upon resignation no successor has accepted appointment within 30 days after notification, the resigning Trustee or Evaluator may apply to a court of competent jurisdiction to appoint a successor.

     Any Sponsor may resign so long as one Sponsor with a net worth of $2,000,000 remains and is agreeable to the resignation. A new Sponsor may be appointed by the remaining Sponsors and the Trustee to assume the duties of the resigning Sponsor. If there is only one Sponsor and it fails to perform its duties or becomes incapable of acting or bankrupt or its affairs are taken over by public authorities, the Trustee may appoint a successor Sponsor at reasonable rates of compensation, terminate the Indenture and liquidate the Fund or continue to act as Trustee without a Sponsor. Merrill Lynch, Pierce, Fenner & Smith Incorporated has been appointed as Agent for the Sponsors by the other Sponsors.

     The Sponsors, the Trustee and the Evaluator are not liable to investors or any other party for any act or omission in the conduct of their responsibilities absent bad faith, willful misfeasance, negligence (gross negligence in the case of a Sponsor or the Evaluator) or reckless disregard of duty. The Indenture contains customary provisions limiting the liability of the Trustee.

MISCELLANEOUS

LEGAL OPINION

     The legality of the Units has been passed upon by Davis Polk & Wardwell, 450 Lexington Avenue, New York, New York 10017, as special counsel for the Sponsors.

AUDITORS

     The Statement of Condition in the Prospectus was audited by Deloitte & Touche LLP, independent accountants, as stated in their opinion. It is included in reliance upon that opinion given on the authority of that firm as experts in accounting and auditing.

TRUSTEE

     The Trustee and its address are stated on the back cover of the Prospectus. The Trustee is subject to supervision by the Federal Deposit Insurance Corporation, the Board of Governors of the Federal Reserve System and either the Comptroller of the Currency or state banking authorities.

SPONSORS

     The Sponsors are listed on the back cover of the Prospectus. They may include Merrill Lynch, Pierce, Fenner & Smith Incorporated, a wholly-owned subsidiary of Merrill Lynch Co. Inc.; Smith Barney Inc., an indirect wholly-owned subsidiary of The Travelers Inc.; Prudential Securities Incorporated, an indirect wholly-owned subsidiary of the Prudential Insurance Company of America; Dean Witter Reynolds, Inc., a principal operating subsidiary of Dean Witter Discover & Co. and PaineWebber Incorporated, a wholly-owned subsidiary of PaineWebber Group Inc. Each Sponsor, or one of its predecessor corporations, has acted as Sponsor of a number of series of unit investment trusts. Each Sponsor has acted as principal underwriter and managing underwriter of other investment companies. The Sponsors, in addition to participating as members of various selling groups or as agents of other investment companies, execute orders on behalf of investment companies for the purchase and sale of securities of these companies and sell securities to these companies in their capacities as brokers or dealers in securities.

PUBLIC DISTRIBUTION

     In the initial offering period Units will be distributed to the public through the Underwriting Account and dealers who are members of the National Association of Securities Dealers, Inc. The initial offering period is 30 days or less if all Units are sold. If some Units initially offered have not been sold, the Sponsors may extend the initial offering period for up to four additional successive 30-day periods.

     The Sponsors intend to qualify Units for sale in all states in which qualification is deemed necessary through the Underwriting Account and by dealers who are members of the National Association of Securities Dealers, Inc.; however, Units of a State trust will be offered for sale only in the State for which the trust is named, except that Units of a New Jersey trust will also be offered in Connecticut, Units of a Florida trust will also be offered in New York and Units of a New York trust will also be offered in Connecticut, Florida and Puerto Rico. The Sponsors do not intend to qualify Units for sale in any foreign countries and this Prospectus does not constitute an offer to sell Units in any country where Units cannot lawfully be sold. Sales to dealers and to introducing dealers, if any, will initially be made at prices which represent a concession from the Public Offering Price, but the Agent for the Sponsors reserves the right to change the rate of any concession from time to time. Any dealer or introducing dealer may reallow a concession up to the concession to dealers.

UNDERWRITERS' AND SPONSORS' PROFITS

     Upon sale of the Units, the Underwriters will be entitled to receive sales charges. The Sponsors also realize a profit or loss on deposit of the Bonds equal to the difference between the cost of the Bonds to the Fund (based on the offer side evaluation on the initial date of deposit) and the Sponsors' cost of the Bonds. In addition, a Sponsor or Underwriter may realize profits or sustain losses on Bonds it deposits in the Fund which were acquired from underwriting syndicates of which it was a member. During the initial offering period, the Underwriting Account also may realize profits or sustain losses as a result of fluctuations after the initial date of deposit in the Public Offering Price of the Units. In maintaining a secondary market for Units, the Sponsors will also realize profits or sustain losses in the amount of any difference between the prices at which they buy Units and the prices at which they resell these Units (which include the sales charge) or the prices at which they redeem the Units. Cash, if any, made available by buyers of Units to the Sponsors prior to a settlement date for the purchase of Units may be used in the Sponsors' businesses to the extent permitted by Rule 15c3-3 under the Securities Exchange Act of 1934 and may be of benefit to the Sponsors.

FUND PERFORMANCE

     Information on the performance of the Fund for various periods, on the basis of changes in Unit price plus the amount of income and principal distributions reinvested, may be included from time to time in advertisements, sales literature, reports and other information furnished to current or prospective investors. Total return figures are not averaged, and may not reflect deduction of the sales charge, which would decrease the return. Average annualized return figures reflect deduction of the maximum sales charge. No provision is made for any income taxes payable.

      Past performance may not be indicative of future results. The Fund is not actively managed. Unit price and return fluctuate with the value of the Bonds in the Portfolio, so there may be a gain or loss when Units are sold.

      Fund performance may be compared to performance on the same basis (with distributions reinvested) of Moody's Municipal Bond Averages or performance data from publications such as Lipper Analytical Services, Inc., Morningstar Publications, Inc., Money Magazine, The New York Times, U.S. News and World Report, Barron's Business Week, CDA Investment Technology, Inc., Forbes Magazine or Fortune Magazine. As with other performance data, performance comparisons should not be considered representative of the Fund's relative performance for any future period.

DEFINED ASSET FUNDS

     Municipal Investment Trust Funds have provided investors with tax-free income for more than 30 years. For decades informed investors have purchased unit investment trusts for dependability and professional selection of investments. Defined Asset Funds' philosophy is to allow investors to 'buy with knowledge' (because, unlike managed funds, the portfolio of municipal bonds and the return are relatively fixed) and 'hold with confidence' (because the portfolio is professionally selected and regularly reviewed). Defined Asset Funds offers an array of simple and convenient investment choices, suited to fit a wide variety of personal financial goals--a buy and hold strategy for capital accumulation, such as for children's education or retirement, or attractive, regular current income consistent with the preservation of principal. Tax-exempt income can help investors keep more today for a more secure financial future. It can also be important in planning because tax brackets may increase with higher earnings or changes in tax laws. Unit investment trusts are particularly suited for the many investors who prefer to seek long-term income by purchasing sound investments and holding them, rather than through active trading. Few individuals have the knowledge, resources or capital to buy and hold a diversified portfolio on their own; it would generally take a considerable sum of money to obtain the breadth and diversity that Defined Asset Funds offer. One's investment objectives may call for a combination of Defined Asset Funds.
     Defined Asset Funds reflect a buy and hold strategy that the Sponsors believe can be more effective and cheaper than active management. This strategy is premised on selection criteria and procedures, diversification and regular monitoring by investment professionals. Various advertisements and sales literature may summarize the results of economic studies concerning how stock market movement has tended to be concentrated and how longer-term investments can tend to reduce risk.

     One of the most important investment decisions you face may be how to allocate your investments among asset classes. Diversification among different kinds of investments can balance the risks and rewards of each one. Most investment experts recommend stocks for long-term capital growth. Long-term corporate bonds offer relatively high rates of interest income. By purchasing both defined equity and defined bond funds, investors can receive attractive current income, as well as growth potential, offering some protection against inflation. From time to time various advertisements, sales literature, reports and other information furnished to current or prospective investors may present the average annual compounded rate of return of selected asset classes over various periods of time, compared to the rate of inflation over the same periods.

EXCHANGE OPTION--MUNICIPAL INVESTMENT TRUST FUND ONLY.

     You may exchange Fund Units for units of certain other Defined Asset Funds subject only to a reduced sales charge. You may exchange your units of any Municipal Investment Trust Fund Intermediate Term Series with a regular maximum sales charge of at least 3.25%, of any other Defined Asset Fund with a regular maximum sales charge of at least 3.50%, or of any unaffiliated unit trust with a regular maximum sales charge of at least 3.0%, for Units of this Fund at their relative net asset values, subject only to a reduced sales charge, or to any remaining Deferred Sales Charge, as applicable.

     To make an exchange, you should contact your financial professional to find out what suitable Exchange Funds are available and to obtain a prospectus. You may acquire units of only those Exchange Funds in which the Sponsors are maintaining a secondary market and which are lawfully for sale in the state where you reside. Except for the reduced sales charge, an exchange is a taxable event normally requiring recognition of any gain or loss on the units exchanged. However, the Internal Revenue Service may seek to disallow a loss if the portfolio of the units acquired is not materially different from the portfolio of the units exchanged; you should consult your own tax advisor. If the proceeds of units exchanged are insufficient to acquire a whole number of Exchange Fund units, you may pay the difference in cash (not exceeding the price of a single unit acquired).

     As the Sponsors are not obligated to maintain a secondary market in any series, there can be no assurance that units of a desired series will be available for exchange. The Exchange Option may be amended or terminated at any time without notice.

SUPPLEMENTAL INFORMATION

     Upon writing or calling the Trustee shown on the back cover of Part A of this Prospectus, investors will receive at no cost to the investor supplemental information about the Fund, which has been filed with the SEC. The supplemental information includes more detailed risk factor disclosure about the types of Bonds that may be part of the Fund's Portfolio, general risk disclosure concerning any letters of credit or insurance securing certain Bonds, and general information about the structure and operation of the Fund.

                                   APPENDIX A

DESCRIPTION OF RATINGS (AS DESCRIBED BY THE RATING COMPANIES THEMSELVES)

STANDARD & POOR'S RATINGS GROUP, A DIVISION OF MCGRAW-HILL, INC.

     AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

     A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     BB, B, CCC, CC--Debt rated BB, B, CCC and CC is regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     A provisional rating, indicated by 'p' following a rating, assumes the successful completion of the project being financed by the issuance of the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion.

     * Continuance of the rating is contingent upon S&P's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

     NR--Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

MOODY'S INVESTORS SERVICE, INC.

     Aaa--Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge'. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Rating symbols may include numerical modifiers 1, 2 or 3. The numerical modifier 1 indicates that the security ranks at the high end, 2 in the mid-range, and 3 nearer the low end, of the generic category. These modifiers of rating symbols give investors a more precise indication of relative debt quality in each of the historically defined categories.

     Conditional ratings, indicated by 'Con.', are sometimes given when the security for the bond depends upon the completion of some act or the fulfillment of some condition. Such bonds are given a conditional rating that denotes their probable credit stature upon completion of that act or fulfillment of that condition.

     NR--Should no rating be assigned, the reason may be one of the following:
(a) an application for rating was not received or accepted; (b) the issue or issuer belongs to a group of securities that are not rated as a matter of policy; (c) there is a lack of essential data pertaining to the issue or issuer or (d) the issue was privately placed, in which case the rating is not published in Moody's publications.

FITCH INVESTORS SERVICE, INC.

     AAA--These bonds are considered to be investment grade and of the highest quality. The obligor has an extraordinary ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA--These bonds are considered to be investment grade and of high quality. The obligor's ability to pay interest and repay principal, while very strong, is somewhat less than for AAA rated securities or more subject to possible change over the term of the issue.

     A--These bonds are considered to be investment grade and of good quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB--These bonds are considered to be investment grade and of satisfactory quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however are more likely to weaken this ability than bonds with higher ratings.

     A '+' or a '-' sign after a rating symbol indicates relative standing in its rating.

DUFF & PHELPS CREDIT RATING CO.

     AAA--Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

     AA--High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic condtions.

     A--Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

     A '+' or a '-' sign after a rating symbol indicates relative standing in its rating.

                                   APPENDIX B
        SALES CHARGE SCHEDULES FOR DEFINED ASSET FUNDS, MUNICIPAL SERIES

     DEFERRED AND UP-FRONT SALES CHARGES. Units purchased during the first year of the Fund will be subject to periodic deferred and contingent deferred sales charges. Units purchased in the second through fifth year will be subject to an up-front sales charge as well as periodic deferred and contingent deferred sales charges. Units purchased thereafter will be subject only to an up-front sales charge. During the first five years of the Fund, a fixed periodic deferred sales charge of $2.75 per Unit is payable on 20 quarterly payment dates occurring on the 10th day of February, May, August and November, commencing no earlier than 45 days after the initial date of deposit. Investors purchasing Units on the initial date of deposit and holding for at least five years, for example, would incur total periodic deferred sales charges of $55.00 per Unit. Because of the time value of money, however, as of the initial date of deposit this periodic deferred sales charge obligation would, at current interest rates, equate to an up-front sales charge of approximately 4.75%.

     The Public Offering Price subsequent to the Initial Date of Deposit will fluctuate. As the periodic deferred sales charge is a fixed dollar amount irrespective of the Public Offering Price, it will represent a varying percentage of the Public Offering Price. An up-front sales charge will be imposed on all unit purchases after the first year of the Fund. The following table illustrates the combined maximum up-front and periodic deferred sales charges that would be incurred by an investor who purchases Units at the beginning of each of the first five years of the Fund (based on a constant Unit price) and holds them through the fifth year of the Fund:

                                                                                                           TOTAL
                                                     UP-FRONT SALES CHARGE            MAXIMUM      UP-FRONT AND PERIODIC
                     -----------------------------------------------------------        AMOUNT      DEFERRED SALES
  YEAR OF UNIT       AS PERCENT OF PUBLIC   AS PERCENT OF NET      AMOUNT PER     DEFERRED PER             CHARGES
      PURCHASE        OFFERING PRICE        AMOUNT INVESTED      $1,000 INVESTED  $1,000 INVESTED  PER $1,000 INVESTED
-------------------  ---------------------  -------------------  ---------------  ---------------  ---------------------
             1                  None                  None               None        $   55.00           $   55.00
             2                  1.10%                 1.11%         $   11.00            44.00               55.00
             3                  2.20                  2.25              22.00            33.00               55.00
             4                  3.30                  3.41              33.00            22.00               55.00
             5                  4.40                  4.60              44.00            11.00               55.00

     CONTINGENT DEFERRED SALES CHARGE. Units redeemed or repurchased within 4 years after the Fund's initial date of deposit will not only incur the periodic deferred sales charge until the quarter of redemption or repurchase but will also be subject to a contingent deferred sales charge:


                 YEAR SINCE FUND'S
                  INITIAL DATE OF     CONTINGENT DEFERRED
                      DEPOSIT         SALES CHARGE PER UNIT
               ---------------------  ---------------------
                         1                  $   25.00
                         2                      15.00
                         3                      10.00
                         4                       5.00
                 5 and thereafter                None


     The contingent deferred sales charge is waived on any redemption or repurchase of Units after the death (including the death of a single joint tenant with rights of survivorship) or disability (as defined in the Internal Revenue Code) of an investor, provided the redemption or repurchase is requested within one year of the death or initial determination of disability. The Sponsors may require receipt of satisfactory proof of disability before releasing the portion of the proceeds representing the amount of the contingent deferred sales charge waived.

     To assist investors in understanding the total costs of purchasing units during the first four years of the Fund and disposing of those units by the fifth year, the following tables set forth the maximum combined up-front, periodic and contingent deferred sales charges that would be incurred (assuming a constant Unit price) by an investor:

                    UNITS PURCHASED ON INITIAL OFFERING DATE

  YEAR OF UNIT                              DEFERRED SALES     CONTINGENT DEFERRED
   DISPOSITION       UP-FRONT SALES CHARGE         CHARGE        SALES CHARGE       TOTAL SALES CHARGES
-------------------  ---------------------  -----------------  -------------------  -------------------
             1                  None            $   11.00           $   25.00            $   36.00
             2                  None                22.00               15.00                37.00
             3                  None                33.00               10.00                43.00
             4                  None                44.00                5.00                49.00
             5                  None                55.00                0.00                55.00


                                      b-1

                  UNITS PURCHASED ON FIRST ANNIVERSARY OF FUND


  YEAR OF UNIT                              DEFERRED SALES     CONTINGENT DEFERRED
   DISPOSITION       UP-FRONT SALES CHARGE         CHARGE        SALES CHARGE       TOTAL SALES CHARGES
-------------------  ---------------------  -----------------  -------------------  -------------------
             2             $   11.00            $   11.00           $   15.00            $   37.00
             3                 11.00                22.00               10.00                43.00
             4                 11.00                33.00                5.00                49.00
             5                 11.00                44.00                0.00                55.00

                 UNITS PURCHASED ON SECOND ANNIVERSARY OF FUND


  YEAR OF UNIT                              DEFERRED SALES     CONTINGENT DEFERRED
   DISPOSITION       UP-FRONT SALES CHARGE         CHARGE        SALES CHARGE       TOTAL SALES CHARGES
-------------------  ---------------------  -----------------  -------------------  -------------------
             3             $   22.00            $   11.00           $   10.00            $   43.00
             4                 22.00                22.00                5.00                49.00
             5                 22.00                33.00                0.00                55.00

                  UNITS PURCHASED ON THIRD ANNIVERSARY OF FUND


  YEAR OF UNIT                              DEFERRED SALES     CONTINGENT DEFERRED
   DISPOSITION       UP-FRONT SALES CHARGE         CHARGE        SALES CHARGE       TOTAL SALES CHARGES
-------------------  ---------------------  -----------------  -------------------  -------------------
             4             $   33.00            $   11.00           $    5.00            $   49.00
             5                 33.00                22.00                0.00                55.00

                 UNITS PURCHASED ON FOURTH ANNIVERSARY OF FUND


  YEAR OF UNIT                              DEFERRED SALES     CONTINGENT DEFERRED
   DISPOSITION       UP-FRONT SALES CHARGE         CHARGE        SALES CHARGE       TOTAL SALES CHARGES
-------------------  ---------------------  -----------------  -------------------  -------------------
             5             $   44.00            $   11.00           $    0.00            $   55.00

                                   APPENDIX C
           SALES CHARGE SCHEDULES FOR MUNICIPAL INVESTMENT TRUST FUND
                                INITIAL OFFERING

                                                      SALES CHARGE
                                       (GROSS UNDERWRITING PROFIT)
                                     ----------------------------------
                                      AS PERCENT OF       AS PERCENT OF  DEALER CONCESSION AS   PRIMARY MARKET
                                     OFFER SIDE PUBLIC     NET AMOUNT    PERCENT OF PUBLIC       CONCESSION TO
NUMBER OF UNITS                      OFFERING PRICE          INVESTED     OFFERING PRICE        INTRODUCING DEALERS
-----------------------------------  -------------------  -------------  ---------------------  -------------------

           MONTHLY PAYMENT SERIES, MULTISTATE SERIES, INSURED SERIES


Less than 250......................            4.50%            4.712%             2.925%            $   32.40
250 - 499..........................            3.50             3.627              2.275                 25.20
500 - 749..........................            3.00             3.093              1.950                 21.60
750 - 999..........................            2.50             2.564              1.625                 18.00
1,000 or more......................            2.00             2.041              1.300                 14.40

                   INTERMEDIATE SERIES (TEN YEAR MATURITIES)

Less than 250......................            4.00%            4.167%             2.600%            $   28.80
250 - 499..........................            3.00             3.093              1.950                 21.60
500 - 749..........................            2.50             2.564              1.625                 18.00
750 - 999..........................            2.00             2.041              1.300                 14.40
1,000 or more......................            1.50             1.523              0.975                 10.00

              INTERMEDIATE SERIES (SHORT INTERMEDIATE MATURITIES)

Less than 250......................            2.75%            2.828%             1.788%            $   19.80
250 - 499..........................            2.25             2.302              1.463                 16.20
500 - 749..........................            1.75             1.781              1.138                 12.60
750 - 999..........................            1.25             1.266              0.813                  9.00
1,000 or more......................            1.00             1.010              0.650                  7.20

                                SECONDARY MARKET


                   ACTUAL SALES CHARGE AS     DEALER CONCESSION AS
                   PERCENT OF EFFECTIVE       PERCENT OF EFFECTIVE
 NUMBER OF UNITS        SALES CHARGE               SALES CHARGE
-----------------  -------------------------  -------------------------
1-249                            100%                        65%
250-499                           80                         52
500-749                           60                         39
750-999                           45                      29.25
1,000 or more                     35                      22.75

                             EFFECTIVE SALES CHARGE


                               AS PERCENT       AS PERCENT
          TIME TO             OF BID SIDE        OF PUBLIC
          MATURITY             EVALUATION    OFFERING PRICE
----------------------------  -------------  -----------------
Less than six months                    0%               0%
Six months to 1 year                0.756             0.75
Over 1 year to 2 years              1.523             1.50
Over 2 years to 4 years             2.564             2.50
Over 4 years to 8 years             3.627             3.50
Over 8 years to 15 years            4.712             4.50
Over 15 years                       5.820             5.50

     For this purpose, a Bond will be considered to mature on its stated maturity date unless it has been called for redemption or funds or securities have been placed in escrow to redeem it on an earlier date, or is subject to a mandatory tender, in which case the earlier date will be considered the maturity date.

PROSPECTUS FORMAT

     This prospectus consists of a Part A, this Part B and for certain State Trusts, an additional Part C. The Prospectus does not contain all of the information with respect to the investment company set forth in its registration statement and exhibits relating thereto which have been filed with the Securities and Exchange Commission, Washington, D.C. under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

     No person is authorized to give any information or to make any representations with respect to this investment company not contained in the registration statement and related exhibits; and any information or representation not contained therein must not be relied upon as having been authorized. The Prospectus does not constitute an offer to sell, or a solicitation of any offer to buy, securities in any state to any person to whom it is not lawful to make such offer in such state.











                                                                    15900--11/95

           SUPPLEMENT DATED JANUARY 16, 1996 TO PROSPECTUSES OF ALL MUNICIPAL INVESTMENT TRUST FUND SERIES OTHER THAN PUT SERIES.

Effective immediately the Effective Sales Charge for secondary market purchases of units of these Series will be computed as follows:

                                               AS PERCENT     AS PERCENT
            TIME TO                            OF BID SIDE     OF PUBLIC
            MATURITY                           EVALUATION    OFFERING PRICE
            --------                           -----------   --------------

Less than six months                                   0%            0%
Six months to less than 1 year                     0.503          0.50
 1  year to less than 2 years                      1.010          1.00
 2 years to less than 3 years                      1.523          1.50
 3 years to less than 4 years                      2.302          2.25
 4 years to less than 5 years                      2.828          2.75
 5 years to less than 6 years                      3.093          3.00
 6 years to less than 7 years                      3.359          3.25
 7 years to less than 8 years                      3.627          3.50
 8 years to less than 9 years                      4.167          4.00
 9 years to less than 12 years                     4.439          4.25
12 years to less than 15 years                     4.712          4.50
15 years or more                                   5.820          5.50

For this purpose, a Bond will be considered to mature on its stated maturity date unless: it has been called for redemption; (although not called) its yield to maturity is more than 40 basis points higher than its yield to any call date; funds or securities have been placed in escrow to redeem it on an earlier date; or the Bond is subject to a mandatory tender. In each of these cases the earlier date will be considered the maturity date.

                             DEFINED
                             ASSET FUNDSSM


SPONSORS:                               MUNICIPAL INVESTMENT
Merrill Lynch,                          TRUST FUND
Pierce, Fenner & Smith Incorporated     Multistate Series 9M
Defined Asset Funds                     (Unit Investment Trusts)
P.O. Box 9051                           PROSPECTUS PART A
Princeton, N.J. 08543-9051              This Prospectus consists of a Part A and
(609) 282-8500                          a Part B. The Prospectus does not
Smith Barney Inc.                       contain all of the information with
Unit Trust Department                   respect to the investment company set
388 Greenwich Street--23rd Floor        forth in its registration statement and
New York, NY 10013                      exhibits relating thereto which have
1-800-223-2532                          been filed with the Securities and
PaineWebber Incorporated                Exchange Commission, Washington, D.C.
1200 Harbor Boulevard                   under the Securities Act of 1933 and the
Weehawken, N.J. 07087                   Investment Company Act of 1940, and to
(201) 902-3000                          which reference is hereby made.
Prudential Securities Incorporated      No person is authorized to give any
One Seaport Plaza                       information or to make any
199 Water Street                        representations with respect to this
New York, N.Y. 10292                    investment company not contained in its
(212) 776-1000                          registration statement and exhibits
Dean Witter Reynolds Inc.               relating thereto; and any information or
Two World Trade Center--59th Floor      representation not contained therein
New York, N.Y. 10048                    must not be relied upon as having been
(212) 392-2222                          authorized. This Prospectus does not
EVALUATOR:                              constitute an offer to sell, or a
Kenny S&P Evaluation Services,          solicitation of an offer to buy,
a division of J. J. Kenny Co., Inc.     securities in any state to any person to
65 Broadway                             whom it is not lawful to make such offer
New York, N.Y. 10006                    in such state.
TRUSTEE:
The Bank of New York
(a New York Banking Corporation)
Unit Investment Trust Department
P.O. Box 974
Wall Street Station
New York, N.Y. 10268-0974
1-800-221-7771


                                                     14053--02/96